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Federated Managed Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL REPORT

November 30, 2001

Not FDIC Insured * May Lose Value * No Bank Guarantee

Investment Review

Performance For Twelve Months Ended November 30, 2001

The twelve month reporting period ended November 30, 2001 was a generally a difficult one for investors in stocks. For the twelve months ended November 30, 2001, an investor in the fund's Institutional Shares had a total return of (9.55)%,1 while an investor in the fund's Select Shares had a total return of (10.18)%.1 As usual, performance among asset classes showed wide variation. Within the stock asset classes, small capitalization stocks did well, while foreign stocks2 had exceptionally poor returns. The U.S. stock markets declined during most of the reporting period reaching new lows in September 2001. Investment grade bonds, in contrast to foreign and larger capitalization stocks, rose in price.

The primary influences on the total returns of the fund were the diversified nature of the portfolio and the disciplined design of the fund. Federated Managed Growth Portfolio has, by design, the highest allocation to stocks of the funds in the Federated Managed Allocation Portfolio series. The lower relative returns for stocks vs. bonds during the reporting period resulted in this fund having the lowest total returns of the four funds in the series. Relative to the S&P 500 Index,3 the fund had higher total returns as a result of its allocation to bonds. The diversified design of the fund also provides that the stock portion of the fund be invested in a mixture of large, small and foreign stocks. During the reporting period, the allocations to small-capitalization stocks added to relative returns while the allocations to foreign stocks reduced relative returns.

Asset Allocation as of November 30, 2001

The fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative performance.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

3 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

The fund has a below normal allocation to stocks in recognition of the risks associated with the slowing rate of economic growth in the U.S. During the reporting period, the Federal Reserve Board (the "Fed") had acted on ten occasions to reduce the federal funds target rate. Historically, this kind of aggressive action by the Fed has led to higher stock prices. However, the uncertainty regarding the U.S. economy and weakness in corporate profits have increased the risk of an overweight position in stocks.

Structure of the Bond Portfolio

Management currently has a neutral position with respect to the bond portfolio allocation. While the outlook for bonds remains constructive, there remains a risk that the short-term response of bond markets to the aggressive decreases in the federal funds target rate will be higher yields and lower prices. Within the bond categories, allocations to corporate bonds are slightly above normal as they are most likely to outperform at this stage of the economic cycle.

Structure of the Equity Portfolio

Within the equity portfolio, the large cap stocks are currently held at above their normal allocations, while foreign stocks are held at below their normal weights. During the past twelve months, foreign stock prices experienced steeper declines than did U.S. stocks due to slower economic growth outside the U.S. and a rise in the value of the dollar. Slowing economic growth in Europe and Japan as well as the reluctance of the European Central Bank to reduce interest rates suggest that this trend may continue.

GROWTH OF $25,000 INVESTED IN FEDERATED MANAGED GROWTH PORTFOLIO--INSTITUTIONAL SHARES

Average Annual Total Return for the Period Ended 11/30/2001
1 Year	(9.55)%
5 Years	4.57%
Start of Performance (5/25/1994)	7.52%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Managed Growth Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2001 compared to the Standard and Poor's 500 Index (S&P 500)2 and the Managed Growth Indices Blend (MGIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The MGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 20% Morgan Stanley Capital International Europe Australia Far East Index, 45% Standard & Poor's 500 Index, 15% Russell 2000 Index and 20% Lehman Brothers Aggregate Bond Index. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

GROWTH OF $10,000 INVESTED IN FEDERATED MANAGED GROWTH PORTFOLIO--SELECT SHARES

Average Annual Total Return for the Period Ended 11/30/2001
1 Year	(10.18)%
5 Years	3.86%
Start of Performance (5/25/1994)	6.80%

The graph above illustrates the hypothetical investment of $10,0001 in Federated Managed Growth Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2001 compared to the Standard and Poor's 500 Index (S&P 500)2 and the Managed Growth Indices Blend (MGIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The MGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 20% Morgan Stanley Capital International Europe Australia Far East Index, 45% Standard & Poor's 500 Index, 15% Russell 2000 Index and 20% Lehman Brothers Aggregate Bond Index. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

Portfolio of Investments

November 30, 2001

Shares			Value in U.S. Dollars
		STOCKS--76.9%
		LARGE-CAP STOCKS--46.9%
		Consumer Discretionary--5.5%
30,000	[1]	AOL Time Warner, Inc.	$1,047,000
6,800	[1]	Clear Channel Communications, Inc.	317,764
9,200	[1]	Comcast Corp., Class A	349,600
7,200		Costco Wholesale Corp.	294,336
6,300		Eastman Kodak Co.	190,701
15,672		Ford Motor Co.	296,828
18,250		Home Depot, Inc.	851,545
10,200		Knight-Ridder, Inc.	618,120
12,100		Target Corp.	454,234
11,228	[1]	Viacom, Inc., Class B	490,102
29,900		Wal-Mart Stores, Inc.	1,648,985
25,000		Walt Disney Co.	511,750

		TOTAL	7,070,965

		Consumer Staples--4.1%
17,200		Coca-Cola Co.	807,712
38,800		Dial Corp.	679,388
8,100		Gillette Co.	264,870
8,400		Kimberly-Clark Corp.	488,628
10,900		PepsiCo, Inc.	530,067
18,000		Philip Morris Cos., Inc.	849,060
8,300		Procter & Gamble Co.	642,918
8,400		Unilever NV, ADR	477,960
15,800		Walgreen Co.	521,400

		TOTAL	5,262,003

		Energy--3.6%
13,400		Ashland, Inc.	571,510
12,400		ChevronTexaco Corp.	1,054,124
7,118		Conoco, Inc.	194,820
41,380		Exxon Mobil Corp.	1,547,612
17,000		Royal Dutch Petroleum Co., ADR	821,780
7,800		Schlumberger Ltd.	374,478

		TOTAL	4,564,324

		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Financials--8.4%
11,400		Allstate Corp.	$390,336
13,000		American Express Co.	427,830
17,939		American International Group, Inc.	1,478,174
13,894		Bank of America Corp.	852,814
9,400		Bank of New York Co., Inc.	368,856
33,333		Citigroup, Inc.	1,596,651
7,800		Fannie Mae	613,080
10,026		Fleet Boston Financial Corp.	368,456
15,150		J.P. Morgan Chase & Co.	571,458
5,100		Loews Corp.	289,833
10,600		Mellon Financial Corp.	396,334
9,300		Merrill Lynch & Co., Inc.	465,837
9,900		Morgan Stanley Dean Witter & Co.	549,450
6,100		PNC Financial Services Group	353,495
10,300		Post Properties, Inc.	355,659
10,200		Schwab (Charles) Corp.	146,472
19,114		U.S. Bancorp	362,784
15,000		Wachovia Corp.	464,250
10,400		Washington Mutual, Inc.	325,312
11,400		Wells Fargo & Co.	487,920

		TOTAL	10,865,001

		Healthcare--7.7%
14,000		Abbott Laboratories	770,000
8,300	[1]	Amgen, Inc.	551,369
10,800		Baxter International, Inc.	561,600
13,900		Bristol-Myers Squibb Co.	747,264
5,800		Cardinal Health, Inc.	396,256
5,500	[1]	Forest Laboratories, Inc.	389,400
18,700		Johnson & Johnson	1,089,275
8,000		Lilly (Eli) & Co.	661,360
10,200		Medtronic, Inc.	482,256
15,100		Merck & Co., Inc.	1,023,025
39,275		Pfizer, Inc.	1,701,000
14,724		Pharmacia Corp.	653,746
12,300		Schering Plough Corp.	439,479
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Healthcare--continued
5,900		UnitedHealth Group, Inc.	$421,555
1,430	[1]	Zimmer Holdings, Inc.	46,132

		TOTAL	9,933,717

		Industrials--4.7%
7,900		Automatic Data Processing, Inc.	438,134
8,200		Boeing Co.	287,820
4,300		Eaton Corp.	299,323
8,900		First Data Corp.	651,836
59,500		General Electric Co.	2,290,750
7,700		Honeywell International, Inc.	255,178
15,300		Tyco International, Ltd.	899,640
11,200	[1]	US Airways Group, Inc.	83,888
10,400		Union Pacific Corp.	572,520
4,400		United Technologies Corp.	264,880

		TOTAL	6,043,969

		Information Technology--8.9%
8,600	[1]	Applied Materials, Inc.	341,764
1,991	[1]	Avaya, Inc.	22,638
5,213	[1]	Axcelis Technologies, Inc.	70,949
48,200	[1]	Cisco Systems, Inc.	985,208
19,500		Compaq Computer Corp.	197,925
9,100		Computer Associates International, Inc.	302,757
10,000		Corning, Inc.	94,300
20,500	[1]	Dell Computer Corp.	572,565
16,500	[1]	EMC Corp.	277,035
6,500		Electronic Data Systems Corp.	449,930
12,900		Hewlett-Packard Co.	283,671
45,000		Intel Corp.	1,469,700
12,200		International Business Machines Corp.	1,410,198
29,900		Lucent Technologies, Inc.	218,868
33,700	[1]	Microsoft Corp.	2,163,877
19,500		Motorola, Inc.	324,480
23,900		Nortel Networks Corp.	186,420
40,300	[1]	Oracle Corp.	565,409
7,500	[1]	Qualcomm, Inc.	440,400
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Information Technology--continued
25,300	[1]	Sun Microsystems, Inc.	$360,272
14,300		Texas Instruments, Inc.	458,315
5,900	[1]	Veritas Software Corp.	229,451
5,500	[1]	Yahoo, Inc.	85,635

		TOTAL	11,511,767

		Materials--1.3%
12,760		Du Pont (E.I.) de Nemours & Co.	565,778
6,700		PPG Industries, Inc.	360,259
6,800		Weyerhaeuser Co.	359,380
8,900		Willamette Industries, Inc.	429,425

		TOTAL	1,714,842

		Telecommunication Services--2.4%
24,865		AT&T Corp.	434,889
9,407		AT&T Wireless Services, Inc.	131,416
6,200		Alltel Corp.	403,496
15,100		BellSouth Corp.	581,350
10,500	[1]	NEXTEL Communications, Inc., Class A	112,455
11,975		Qwest Communications International, Inc.	142,502
11,500	[1]	Sprint Corp. (PCS Group)	286,925
16,206		Verizon Communications Inc.	761,682
19,000	[1]	Worldcom, Inc. -- WorldCom Group	276,260

		TOTAL	3,130,975

		Utilities--0.3%
6,500	[1]	Calpine Corp.	140,140
9,500		Reliant Energy, Inc.	242,725

		TOTAL	382,865

		TOTAL LARGE-CAP STOCKS	60,480,428

		SMALL-CAP STOCKS--7.1%
		Consumer Discretionary--1.3%
1,400	[1]	AnnTaylor Stores Corp.	38,178
1,850		Applebee's International, Inc.	61,679
1,800		Bob Evans Farms, Inc.	39,672
3,700		Callaway Golf Co.	59,015
5,100	[1]	Charming Shoppes, Inc.	25,194
2,300	[1]	Cheesecake Factory, Inc.	71,047
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Consumer Discretionary--continued
1,100	[1]	Cost Plus, Inc.	$22,572
1,200	[1]	Dress Barn, Inc.	27,528
4,500	[1]	Extended Stay America, Inc.	70,650
6,500		Foot Locker, Inc.	104,910
1,500	[1]	Fossil, Inc.	32,625
4,700		Hollinger International, Inc.	50,995
2,000	[1]	Insight Enterprises, Inc.	39,700
2,100		KB HOME	70,602
1,400		Kellwood Co.	30,982
1,300		Kimball International, Inc., Class B	18,473
2,900		La-Z-Boy Inc.	60,900
1,400	[1]	Lands' End, Inc.	64,330
3,000		Lennar Corp.	111,600
1,000		Liberty Corp.	41,700
1,600	[1]	Liberty Digital, Inc.	5,168
1,200		M.D.C. Holdings, Inc.	42,948
2,500	[1]	Mohawk Industries, Inc.	114,650
1,700	[1]	Nautica Enterprise, Inc.	22,100
1,400	[1]	Papa Johns International, Inc.	36,148
2,700		Pep Boys -- Manny, Moe & Jack	44,820
5,800	[1]	PetSmart, Inc.	50,866
2,000		Pulte Homes, Inc.	78,500
3,100		Ruby Tuesday, Inc.	60,450
1,700	[1]	Scholastic Corp.	73,865
1,300		Superior Industries International, Inc.	50,765
2,000		Wellman, Inc.	27,360

		TOTAL	1,649,992

		Consumer Staples--0.2%
1,100		Dreyers Grand Ice Cream, Inc.	38,489
2,100		Fleming Cos., Inc.	54,390
3,200	[1]	NBTY, Inc.	37,184
1,800	[1]	Ralcorp Holdings, Inc.	36,810
2,600	[1]	Whole Foods Market, Inc.	111,566

		TOTAL	278,439

		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Energy--0.2%
1,500		Cabot Oil & Gas Corp., Class A	$33,135
7,800		Chesapeake Energy Corp.	49,920
3,500	[1]	Newpark Resources, Inc.	24,465
4,700	[1]	Parker Drilling Co.	14,429
2,500		Pogo Producing Co.	59,125
6,300	[1]	Pride International, Inc.	80,640

		TOTAL	261,714

		Financials--1.3%
1,800		Advanta Corp., Class A	16,290
4,300		Allied Capital Corp.	108,747
7,600	[1]	Ameritrade Holding Corp., Class A	45,296
1,400		American Capital Strategies Ltd.	38,892
3,100	[1]	Americredit Corp.	71,610
4,700	[1]	Catellus Development Corp.	83,895
2,300		City National Corp.	100,165
2,500		Commercial Federal Corp.	63,600
2,000		Community First Bankshares, Inc.	49,080
2,100		Doral Financial Corp.	68,103
3,100		First American Corp.	55,335
3,500		Fremont General Corp.	20,685
3,000		Independence Community Bank Corp.	71,130
5,900	[1]	Knight Trading Group, Inc.	68,676
1,200		Nationwide Financial Services, Inc., Class A	46,200
1,700	[1]	Net.B@nk, Inc.	15,708
900	[1]	NextCard, Inc.	675
3,800		Pacific Century Financial Corp.	95,760
1,285		Provident Bankshares Corp.	29,709
4,256		Radian Group, Inc.	163,005
2,300		Raymond James Financial, Inc.	74,290
1,800		Riggs National Corp.	26,082
4,350		Roslyn Bancorp, Inc.	76,473
2,400	[1]	Silicon Valley Bancshares	60,552
1,050		Sterling Bancshares, Inc.	12,211
3,570		Valley National Bancorp	112,598
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Financials--continued
2,720		Washington Federal, Inc.	$66,830
1,700		WestAmerica Bancorporation	66,283
1,100		Zenith National Insurance Corp.	29,370

		TOTAL	1,737,250

		Healthcare--1.1%
1,700	[1]	Aclara Biosciences, Inc.	8,585
2,000		Alpharma, Inc., Class A	47,960
1,400	[1]	Aviron	51,870
2,800		Beckman Coulter Inc.	117,320
2,800	[1]	Bio-Technology General Corp.	23,464
1,700	[1]	Cell Genesys, Inc.	38,862
2,300	[1]	Cephalon, Inc.	167,302
3,100	[1]	Coventry Health Care Inc.	65,038
4,100	[1]	Cytogen Corp.	13,612
3,900	[1]	DaVita, Inc.	88,335
2,400		Dentsply International, Inc.	111,768
1,400		Diagnostic Products Corp.	60,774
2,000	[1]	Enzon, Inc.	117,220
1,400	[1]	Gene Logic, Inc.	25,690
1,400	[1]	Geron Corp.	14,084
1,300	[1]	Haemonetics Corp.	52,650
1,600	[1]	Idexx Laboratories, Inc.	46,400
2,400	[1]	Immunomedics, Inc.	57,120
2,400	[1]	Mid Atlantic Medical Services, Inc.	48,696
1,300	[1]	Neorx Corp.	6,695
4,600	[1]	Oxford Health Plans, Inc.	132,526
1,500	[1]	PSS World Medical, Inc.	13,922
3,500	[1]	Perrigo Co.	43,645
2,200	[1]	Priority HealthCare Corp., Class B	72,664
2,700	[1]	VISX, Inc.	35,640
1,000		West Pharmaceutical Services, Inc.	27,200

		TOTAL	1,489,042

		Industrials--0.9%
2,700		Airborne, Inc.	36,261
1,600	[1]	Albany International Corp., Class A	32,384
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Industrials--continued
1,500		Arnold Industries, Inc.	$32,595
1,300		Banta Corp.	37,414
1,500		Carlisle Cos., Inc.	50,340
1,500		Donaldson Company, Inc.	54,600
2,100	[1]	Dycom Industries, Inc.	34,230
2,200	[1]	eFunds Corp.	33,000
1,300	[1]	Electro Scientific Industries, Inc.	36,855
2,500		GenCorp, Inc.	31,875
2,800		HON Industries, Inc.	71,680
1,100		ITT Educational Services, Inc.	41,085
1,500		Kennametal, Inc.	59,865
1,800	[1]	Medquist, Inc.	43,344
1,100	[1]	Mercury Computer Systems, Inc.	50,776
2,000		Milacron, Inc.	27,940
2,300		Pentair, Inc.	81,466
2,500		Pittston Brink's Group	51,525
2,500	[1]	Profit Recovery Group International, Inc.	19,100
800		Rollins, Inc.	15,440
1,700		Standard Register Co.	29,920
1,900		Teleflex, Inc.	80,560
1,975	[1]	Tetra Tech, Inc.	49,968
2,500	[1]	Valence Technology, Inc.	9,225
2,100		Wallace Computer Services, Inc.	35,931
1,500	[1]	Yellow Corp.	36,675
1,900		York International Corp.	69,350

		TOTAL	1,153,404

		Information Technology--1.4%
500	[1]	APW Ltd.	840
2,500	[1]	Advanced Digital Information Corp.	39,125
5,200	[1]	Akamai Technologies, Inc.	29,952
2,100	[1]	American Management Systems, Inc.	32,130
1,500	[1]	Anadigics, Inc.	25,215
2,300	[1]	Arris Group, Inc.	18,630
3,000	[1]	Aspect Communications Corp.	9,570
1,500	[1]	Aspen Technology, Inc.	19,755
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Information Technology--continued
3,200	[1]	Avanex Corp.	$23,232
1,500	[1]	Avid Technology, Inc.	15,810
1,400	[1]	Aware, Inc.	7,126
1,700	[1]	Cerner Corp.	89,947
3,700	[1]	Cirrus Logic, Inc.	49,247
2,700	[1]	Concurrent Computer, Corp.	39,717
2,500	[1]	Credence Systems Corp.	41,475
1,500	[1]	Cymer, Inc.	35,325
3,700	[1]	DMC Stratex Networks, Inc.	25,789
2,300	[1]	ESS Technology, Inc.	43,240
1,200	[1]	F5 Networks, Inc.	26,796
2,100	[1]	Filenet Corp.	35,133
1,900	[1]	FreeMarkets, Inc.	37,525
3,000	[1]	Harmonic Inc.	36,510
1,300	[1]	Hutchinson Technology, Inc.	27,261
2,100	[1]	Hyperion Solutions, Corp.	40,194
6,100	[1]	Inktomi Corp.	30,439
1,700	[1]	Integrated Silicon Solution, Inc.	19,754
4,800	[1]	Interland, Inc.	11,040
3,200	[1]	Intersil Corp., Class A	106,912
2,400	[1]	Kulicke & Soffa Industries, Inc.	37,704
4,200	[1]	Legato Systems, Inc.	41,202
4,900	[1]	Liberate Technologies, Inc.	44,835
11,200	[1]	Maxtor Corp.	66,080
3,100	[1]	Mentor Graphics Corp.	70,277
1,500	[1]	MicroStrategy, Inc.	5,160
1,800	[1]	NMS Communications Corp.	8,010
3,200	[1]	Oak Technology, Inc.	37,248
900	[1]	PRI Automation, Inc.	16,839
3,000	[1]	Pinnacle Systems, Inc.	16,560
3,900	[1]	Polycom, Inc.	134,667
1,700	[1]	Power Integrations, Inc.	38,590
1,000	[1]	REMEC, Inc.	11,100
5,000	[1]	SONICblue, Inc.	11,050
3,400	[1]	SeeBeyond Technology Corp.	17,442
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Information Technology--continued
1,500	[1]	SpeedFam-IPEC, Inc.	$4,590
4,800	[1]	Sybase, Inc.	69,120
2,200	[1]	Transaction Systems Architects, Inc., Class A	27,324
1,800	[1]	Verity, Inc.	27,162
8,300	[1]	Viasystems Group, Inc.	7,055
1,351	[1]	Vishay Intertechnology, Inc.	24,831
2,400	[1]	Wave Systems Corp.	6,672
8,800	[1]	Western Digital Corp.	41,448
3,600	[1]	Wind River Systems, Inc.	61,920
1,100	[1]	WorldGate Communications, Inc.	2,431
400	[1]	Zoran Corp.	13,900

		TOTAL	1,760,906

		Materials--0.3%
5,100		AK Steel Holding Corp.	54,060
3,300	[1]	Airgas, Inc.	49,830
1,800		Aptargroup, Inc.	59,040
1,200		Carpenter Technology Corp.	30,852
200		Chesapeake Corp.	5,756
1,900		Georgia Gulf Corp.	33,934
1,400		H.B. Fuller Co.	41,818
2,100		Olin Corp.	34,692
1,900	[1]	Stillwater Mining Co.	29,925
2,600		Wausau-Mosinee Paper Corp.	26,780

		TOTAL	366,687

		Telecommunication Services--0.0%
1,600	[1]	Leap Wireless International, Inc.	28,752
10		WorldCom, Inc. - MCI Group	131

		TOTAL	28,883

		Utilities--0.4%
3,900		ALLETE, Inc.	92,274
900		CH Energy Group, Inc.	37,800
3,200		MDU Resources Group, Inc.	78,592
1,300		Northwest Natural Gas Co.	31,785
2,900		ONEOK, Inc.	49,880
1,900		Public Service Co. of New Mexico	49,400
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Utilities--continued
1,600		Southwest Gas Corp.	$32,960
1,700		UniSource Energy Corp.	28,390
3,300		Western Resources, Inc.	56,925

		TOTAL	458,006

		TOTAL SMALL-CAP STOCKS	9,184,323

		FOREIGN EQUITY--14.8%
		Australia--0.3%
33,868		BHP Billiton Ltd.	177,024
12,828		News Corp., Ltd.	98,142
4,000		News Corp., Ltd., ADR	122,800

		TOTAL	397,966

		Brazil--0.1%
3,800		Petroleo Brasileiro SA, ADR	76,950

		Canada--0.4%
4,300		Alcan Inc.	155,147
2,600		Barrick Gold Corp.	39,301
3,100	[1]	Inco Ltd.	50,016
3,971		Manulife Financial Corp.	109,410
6,102		Talisman Energy, Inc.	215,543

		TOTAL	569,417

		Denmark--0.3%
2,281		Carlsberg AS, Class B	93,333
2,990		Novo Nordisk, Class B	116,226
2,080	[1]	Novozymes AS, Class B	40,802
3,000		TDC AS	104,701

		TOTAL	355,062

		Finland--0.1%
3,200		Nokia Oyj	74,817
3,050		UPM - Kymmene Oyj	103,140

		TOTAL	177,957

		France--2.3%
4,775		Aventis SA	333,641
8,839		Bouygues SA	304,842
2,200		Casino Guichard Perrachon	172,934
1,650		Compagnie de Saint Gobain	240,778
		STOCKS--continued
		FOREIGN EQUITY--continued
		France--continued
32,900		iShares MSCI France Index Fund	$595,819
18,850	[1]	Orange SA	163,624
1,670		Pinault-Printemps-Redoute SA	219,760
1,440		Societe Generale	78,429
2,504		TotalFinaElf SA, Class B	319,639
15,350		Usinor Sacilor	192,782
2,050		Valeo SA	77,587
4,200		Vivendi Universal SA	215,019

		TOTAL	2,914,854

		Germany--1.2%
1,160		Allianz AG Holding	274,319
1,200		DePfa Deutsche Pfandbriefbank AG	69,819
13,900		Deutsche Lufthansa AG	178,681
2,840		E.On AG	141,730
2,541		Henkel KGAA, Pfd.	145,906
29,600		iShares MSCI Germany Index Fund	429,496
2,500	[1]	SGL Carbon AG	61,765
3,229		Schering AG	174,709
7,120		ThyssenKrupp AG	99,434

		TOTAL	1,575,859

		Hong Kong--0.4%
100,000		CNOOC Ltd.	93,604
5,339	[1]	China Mobile Hong Kong Ltd., ADR	94,287
14,000		Hutchison Whampoa	128,801
54,100		MTR Corp. Ltd.	69,716
13,000		Sun Hung Kai Properties Ltd.	95,431
35,000		Wharf Holdings Ltd.	74,947

		TOTAL	556,786

		Italy--0.5%
35,000		Arnoldo Mondadori Editore	224,801
18,600		Autostrade SPA	123,631
14,100		iShares MSCI Italy Index Fund	224,190
6,900		Telecom Italia SPA	58,781

		TOTAL	631,403

		STOCKS--continued
		FOREIGN EQUITY--continued
		Japan--2.9%
10,000		Ajinomoto Co., Inc.	$101,769
4,800		Bandai Co., Ltd.	161,662
5,600		Capcom Co., Ltd.	158,611
3,000		Fuji Photo Film Co.	103,230
147,600		iShares MSCI Japan Index Fund	1,236,888
54		Japan Telecom Co., Ltd.	188,443
7,000		Marui Co.	91,690
9		Mitsubishi Tokyo Financial Group, Inc.	61,573
32,600		Nikko Cordial Corp.	171,969
450		Nintendo Corp., Ltd.	77,605
9,700		Nomura Securities Co., Ltd.	134,613
15,100		Sega Corp.	313,103
5,000		Seven-Eleven Japan	207,353
4,100		TDK Corp.	207,961
2,100		Takefuji Corp.	169,575
6,500		Tokyo Electric Power Co.	149,550
33,700		Toshiba Corp.	143,858
4,200		Toyota Motor Corp.	107,369

		TOTAL	3,786,822

		Korea, Republic Of--0.1%
4,900		Korea Electric Power Corp.	88,880

		Netherlands--0.8%
6,700		ING Groep NV	175,254
18,300		iShares MSCI Netherlands Index Fund	304,329
4,595		Koninklijke (Royal) Philips Electronics NV	125,544
4,214		Unilever NV	240,084
3,850		United Services Group NV	65,355
1,750		Vendex KBB NV	16,711
7,000		Wolters Kluwer NV	151,748

		TOTAL	1,079,025

		Portugal--0.5%
115,925		Banco Comercial Portugues SA	476,651
14,000	[1]	Telecel - Comunicacoes Pessoais SA	109,234

		TOTAL	585,885

		STOCKS--continued
		FOREIGN EQUITY--continued
		Russia--0.1%
9,040		RAO Unified Energy System, ADR	$130,447

		Singapore--0.3%
36,000		City Developments Ltd.	94,745
182,000		Delgro Corporation Ltd.	246,450
15,000		Singapore Airlines Ltd.	76,988

		TOTAL	418,183

		Spain--0.8%
68		Banco Santander Central Hispano SA	580
2,000		Grupo Empresarial Ence SA	27,680
7,300		Repsol SA	102,668
8,580	[1]	Sogecable SA	212,133
16,278		Telefonica SA	220,040
31,100		Union Electrica Fenosa SA	486,703

		TOTAL	1,049,804

		Sweden--0.1%
15,640		Ericsson LM, Class B	86,498
105,000		Rotternos AB	95,472

		TOTAL	181,970

		Switzerland--0.7%
29,700		iShares MSCI Switzerland Index Fund	369,765
6,800		Novartis AG	239,512
1,040		Swiss Re	105,204
3,408		UBS AG	169,777

		TOTAL	884,258

		United Kingdom--2.9%
2,800	[1]	Amdocs Ltd.	92,596
14,077		Amvescap PLC	200,633
9,900		Arriva PLC	43,741
31,355		BAE Systems PLC	142,557
8,564		Diageo PLC	91,544
14,420	[1]	Eidos PLC	48,554
7,450		GlaxoSmithKline PLC	186,879
13,400		Hanson PLC	90,192
84,900		iShares MSCI United Kingdom Index Fund	1,225,107
25,104		Kingfisher PLC	143,118
Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		United Kingdom--continued
13,200		Marks & Spencer PLC	$65,564
15,977		Misys PLC	74,006
5,248		Pearson PLC	61,857
30,070		Rank Group PLC	98,143
40,955		Rentokil Initial PLC	148,846
9,758		Royal Bank of Scotland PLC	225,998
20,100	[1]	Royal Bank of Scotland PLC - Additional Value Shares	22,130
20,950		Sainsbury (J) PLC	107,492
91,300		Stagecoach Group PLC	81,979
204,402		Vodafone Group PLC	524,383

		TOTAL	3,675,319

		TOTAL FOREIGN EQUITY	19,136,847

		FUTURES CONTRACTS COLLATERAL--8.1%[2]
$10,500,000		United States Treasury Bill, 12/20/2001	10,494,015

		TOTAL STOCKS (IDENTIFIED COST $97,075,020)	99,295,613

		BONDS--23.4%
		TREASURY AND GOVERNMENT SECURITIES--14.7%
		Repurchase Agreement--4.8%[3]
6,134,000		Societe Generale Securities Corp., 2.120%, dated 11/30/2001, due 12/3/2001	6,134,000

		U.S Treasury Securities--9.9%
1,290,000		United States Treasury Bond, 6.125%, 11/15/2027	1,395,999
4,350,000		United States Treasury Bond, 8.125%, 5/15/2021	5,683,362
3,567,000		United States Treasury Note, 6.000%, 8/15/2009	3,877,686
1,375,000		United States Treasury Note, 6.375%, 8/15/2002	1,419,825
405,000		United States Treasury Note, 6.500%, 10/15/2006	447,383

		TOTAL	12,824,255

		TOTAL TREASURY AND GOVERNMENT SECURITIES	18,958,255

Shares			Value in U.S. Dollars
		HIGH YIELD SECURITIES--2.6%
501,442		High Yield Bond Portfolio	$3,309,518

		MORTGAGE-BACKED SECURITIES--6.1%
782,187		Federated Mortgage Core Portfolio	7,923,559

		TOTAL BONDS (IDENTIFIED COST $29,728,838)	30,191,332

		TOTAL INVESTMENTS (IDENTIFIED COST $126,803,858)[4]	$129,486,945

1 Non-income producing security.

2 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts was $11,064,000 at November 30, 2001.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $127,074,324. The net unrealized appreciation of investments on a federal tax basis amounts to $2,412,621 which is comprised of $16,759,839 appreciation and $14,347,218 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($129,095,678) at November 30, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001

Assets:
Total investments in securities, at value (identified cost $126,803,858)		$129,486,945
Cash		415
Cash denominated in foreign currencies (identified cost $862)		862
Income receivable		237,832
Receivable for investments sold		130,089
Net receivable for foreign currency exchange contracts		854
Receivable for shares sold		91,891

TOTAL ASSETS		129,948,888

Liabilities:
Payable for investments purchased	$231,800
Payable for daily variation margin	114,000
Payable for shares redeemed	357,047
Accrued expenses	150,363

TOTAL LIABILITIES		853,210

Net assets for 11,341,883 shares outstanding		$129,095,678

Net Assets Consist of:
Paid in capital		$137,098,585
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		2,401,191
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(10,428,846)
Distributions in excess of net investment income		24,748

TOTAL NET ASSETS		$129,095,678

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$69,632,194 ÷ 6,114,570 shares outstanding		$11.39

Select Shares:
$59,463,484 ÷ 5,227,313 shares outstanding		$11.38

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $42,866)			$2,193,642
Interest			1,847,185

TOTAL INCOME			4,040,827

Expenses:
Investment adviser fee		$1,084,568
Administrative personnel and services fee		155,000
Custodian fees		133,373
Transfer and dividend disbursing agent fees and expenses		213,467
Directors'/Trustees' fees		3,903
Auditing fees		19,367
Legal fees		5,439
Portfolio accounting fees		68,586
Distribution services fee--Select Shares		510,767
Shareholder services fee--Institutional Shares		191,267
Shareholder services fee--Select Shares		170,256
Share registration costs		17,009
Printing and postage		66,392
Insurance premiums		1,055

TOTAL EXPENSES		2,640,449

Waivers:
Waiver of distribution services fee--Select Shares	$(170,256)
Waiver of shareholder services fee--Institutional Shares	(153,014)

TOTAL WAIVERS		(323,270)

Net expenses			2,317,179

Net investment income			1,723,648

Realized and Unrealized Loss on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(8,295,592)
Net realized loss on futures contracts			(4,194,227)
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(4,697,832)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(17,187,651)

Change in net assets resulting from operations			$(15,464,003)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,723,648	$2,566,139
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	(12,489,819)	9,298,731
Net realized gain on capital gain distributions from other investment companies	--	10,082
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	(4,697,832)	(21,563,075)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(15,464,003)	(9,688,123)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,106,277)	(1,404,869)
Select Shares	(536,576)	(586,611)
Distributions from paid in capital
Institutional Shares	(167,451)	--
Select Shares	(83,558)	--
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares	(3,872,910)	(4,884,375)
Select Shares	(3,352,056)	(3,502,427)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,118,828)	(10,378,282)

Share Transactions:
Proceeds from sale of shares	38,012,965	67,230,562
Net asset value of shares issued to shareholders in payment of distributions declared	8,433,646	9,495,023
Cost of shares redeemed	(48,640,452)	(62,751,783)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,193,841)	13,973,802

Change in net assets	(26,776,672)	(6,092,603)
Net Assets:
Beginning of period	155,872,350	161,964,953

End of period	$129,095,678	$155,872,350

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$13.42	$15.17	$14.12	$13.58	$12.52
Income From Investment Operations:
Net investment income	0.18	0.27 [2]	0.22	0.23	0.30
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(1.39)	(1.02)	1.75	1.22	1.43

TOTAL FROM INVESTMENT OPERATIONS	(1.21)	(0.75)	1.97	1.45	1.73

Less Distributions:
Distributions from net investment income	(0.18)	(0.22)	(0.20)	(0.22)	(0.31)
Distributions from paid in capital[3]	(0.03)	--	--	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.61)	(0.78)	(0.72)	(0.69)	(0.36)

TOTAL DISTRIBUTIONS	(0.82)	(1.00)	(0.92)	(0.91)	(0.67)

Net Asset Value, End of Period	$11.39	$13.42	$15.17	$14.12	$13.58

Total Return[4]	(9.55)%	(5.48)%	14.83%	11.34%	14.40%

Ratios to Average Net Assets:

Expenses	1.27%	1.16%	1.15%	1.12%	1.05%

Net investment income	1.52%	1.81%	1.53%	1.66%	2.27%

Expense waiver/reimbursement[5]	0.20%	0.20%	0.22%	0.33%	0.52%

Supplemental Data:

Net assets, end of period (000 omitted)	$69,632	$83,495	$93,453	$88,113	$76,271

Portfolio turnover	43%	86%	113%	123%	115%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$13.40	$15.15	$14.10	$13.56	$12.50
Income From Investment Operations:
Net investment income	0.10	0.17 [2]	0.12	0.15	0.18
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(1.39)	(1.02)	1.75	1.21	1.46

TOTAL FROM INVESTMENT OPERATIONS	(1.29)	(0.85)	1.87	1.36	1.64

Less Distributions:
Distributions from net investment income	(0.10)	(0.12)	(0.10)	(0.13)	(0.22)
Distributions from paid in capital[3]	(0.02)	--	--	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.61)	(0.78)	(0.72)	(0.69)	(0.36)

TOTAL DISTRIBUTIONS	(0.73)	(0.90)	(0.82)	(0.82)	(0.58)

Net Asset Value, End of Period	$11.38	$13.40	$15.15	$14.10	$13.56

Total Return[4]	(10.18)%	(6.15)%	14.05%	10.58%	13.66%

Ratios to Average Net Assets:

Expenses	1.97%	1.86%	1.85%	1.82%	1.75%

Net investment income	0.82%	1.13%	0.83%	0.96%	1.29%

Expense waiver/reimbursement[5]	0.25%	0.25%	0.27%	0.38%	0.57%

Supplemental Data:
Net assets, end of period (000 omitted)	$59,463	$72,377	$68,512	$66,407	$45,514

Portfolio turnover	43%	86%	113%	123%	115%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums/ discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums/discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Gain	Undistributed Net Investment Income
$112,969	$(112,969)

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Paid in capital was reduced by $251,009 due to a tax return of capital.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $10,114,846, which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2001, the Fund had net realized losses of $4,194,227 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2001	48 Russell 2000 Index Futures	Long	$(280,800)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2001, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/3/2001	165,397 Canadian Dollar	$104,461	$105,268	$807
12/3/2001	61,969 Swiss Franc	37,637	37,763	126
Contracts Sold:
12/3/2001	82,288 British Pound Sterling	117,196	117,281	(85)
12/4/2001	8,987 British Pound Sterling	12,814	12,808	6

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS:				$854

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended November 30	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,820,745	$22,370,473	2,518,154	$37,712,089
Shares issued to shareholders in payment of distributions declared	368,414	4,668,643	383,463	5,657,232
Shares redeemed	(2,294,057)	(27,884,727)	(2,840,976)	(42,456,815)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(104,898)	$(845,611)	60,641	$912,506

Year Ended November 30	2001		2000
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	1,278,062	$15,642,492	1,980,062	$29,518,473
Shares issued to shareholders in payment of distributions declared	294,793	3,765,003	260,840	3,837,791
Shares redeemed	(1,745,681)	(20,755,725)	(1,362,846)	(20,294,968)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(172,826)	$(1,348,230)	878,056	$13,061,296

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(277,724)	$(2,193,841)	938,697	$13,973,802

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2001, were as follows:

Purchases	$61,204,127
Sales	$55,536,543

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2001, were $2,978,063 and $2,969,491, respectively.

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2001, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Automobiles & Components	0.1%	Insurance	0.4%
Banks	0.9	Materials	0.9
Capital Goods	0.3	Media	0.9
Commercial Services & Supplies	0.2	Oil & Gas	0.6
Communications Equipment	0.1	Pharmaceuticals & Biotechnology	0.8
Consumer Durables & Apparel	0.6	Real Estate	0.2
Diversified Financials	4.2	Retailing	0.4
Energy	0.6	Software & Services	0.2
Food & Drug Retailing	0.4	Technology Hardware & Equipment	0.4
Food, Beverage & Tobacco	0.4	Telecommunication Services	1.5
Food Products	0.4	Transportation	0.6
Hotels, Restaurants & Leisure	0.1	Utilities	0.8
Household & Personal Products	0.1

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $7,224,966 as capital gain dividends for the year ended November 30, 2001.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED MANAGED GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Growth Portfolio (the "Fund") (a portfolio of the Federated Managed Allocation Portfolios) as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented ending prior to November 30, 1999 were audited by other auditors whose report dated January 8, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Managed Growth Portfolio as of November 30, 2001, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 9, 2002

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

J. CHRISTOPHER DONAHUE
 President

EDWARD C. GONZALES
 Executive Vice President

JOHN W. MCGONIGLE
 Executive Vice President and Secretary

RICHARD B. FISHER
 Vice President

RICHARD J. THOMAS
 Treasurer

C. GRANT ANDERSON
 Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning each fund's objectives and policies, management fees, expenses, and other information.

[Logo of Federated]
Federated Managed Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Cusip 314212200
Cusip 314212101

G00769-01 (1/02)

Federated is a registered mark of Federated Investors, Inc.
2002 ©Federated Investors, Inc.

[Logo of Federated]

Federated Managed Conservative Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL REPORT

November 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Performance For Twelve months Ended November 30, 2001

The twelve month reporting period ended November 30, 2001 was a generally favorable one for investors in bonds, but not for stocks. For the twelve months ended November 30, 2001, an investor in the fund's Institutional Shares had a total return of (0.75)%,1 while an investor in the fund's Select Shares had a total return of (1.33)%.1 As usual, performance among asset classes showed wide variation. Within the stock asset classes, small capitalization stocks did well, while foreign stocks had exceptionally poor returns. The U.S. stock markets declined during most of the reporting period reaching new lows in September 2001. Investment grade bonds, in contrast to foreign and larger capitalization stocks, rose in price.

The primary influences on the total returns of the fund were the diversified nature of the portfolio and the disciplined design of the fund. Federated Managed Conservative Growth Portfolio has, by design, the next to highest allocation to bonds of the funds in the Federated Managed Allocation Portfolio series. The higher relative returns for bonds vs. stocks during the reporting period resulted in this fund having the next to highest total returns of the four funds in the series. The diversified design of the fund also provides for an allocation to foreign stocks2 and bonds. These allocations resulted in lower returns due to the lower returns of foreign securities relative to the respective domestic categories.

Asset Allocation as of November 30, 2001

The fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative performance.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

The fund has a below normal allocation to stocks in recognition of the risks associated with the slowing rate of economic growth in the U.S. During the reporting period, the Federal Reserve Board (the "Fed") had acted on ten occasions to reduce the federal funds target rate. Historically, this kind of aggressive action by the Fed has led to higher stock prices. However, the uncertainty regarding the U.S. economy and weakness in corporate profits have increased the risk of an overweight position in stocks.

Structure of the Bond Portfolio

Management currently has a neutral position with respect to the bond portfolio allocation. While the outlook for bonds remains constructive, there remains a risk that the short-term response of bond markets to the aggressive decreases in the federal funds target rate will be higher yields and lower prices. Within the bond categories, allocations to corporate bonds are slightly above normal as they are most likely to outperform at this stage of the economic cycle.

Structure of the Equity Portfolio

Within the equity portfolio, the large cap stocks are currently held at above their normal allocations, while foreign stocks are held at below their normal weights. During the reporting period, foreign stock prices experienced steeper declines than did U.S. stocks due to slower economic growth outside the U.S. and a rise in the value of the dollar. Slowing economic growth in Europe and Japan as well as the reluctance of the European Central Bank to reduce interest rates suggest that this trend may continue.

GROWTH OF $25,000 INVESTED IN FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO--INSTITUTIONAL SHARES

Average Annual Total Return for the Period Ended 11/30/2001
1 Year	(0.75)%
5 Years	5.36%
Start of Performance (5/25/1994)	7.06%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Managed Conservative Growth Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2001 compared to the Lehman Brothers Aggregate Bond Index (LBAB),2 the Lehman Brothers Government/Credit Total Index (LBGCT)2 and the Managed Conservative Growth Indices Blend (MCGIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, the LBGCT and the MCGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBAB and the LBGCT are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indices are unmanaged. The Fund elected to change its benchmark from the LBGCT to the LBAB. The LBAB is more representative of the securities typically held by the Fund.

3 The MCGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 10% Morgan Stanley Capital International Europe Australia Far East Index, 25% Standard & Poor's 500 Index, 5% Russell 2000 Index, 52% Lehman Brothers Aggregate Bond Index, 3% Lehman Brothers High Yield Bond Index and 5% J.P. Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

GROWTH OF $10,000 INVESTED IN FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO--SELECT SHARES

Average Annual Total Return for the Period Ended 11/30/2001
1 Year	(1.33)%
5 Years	4.63%
Start of Performance (5/25/1994)	6.34%

The graph above illustrates the hypothetical investment of $10,0001 in Federated Managed Conservative Growth Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2001 compared to the Lehman Brothers Aggregate Bond Index (LBAB),2 the Lehman Brothers Government/Credit Total Index (LBGCT)2 and the Managed Conservative Growth Indices Blend (MCGIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, the LBGCT and the MCGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBAB and the LBGCT are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged. The Fund elected to change its benchmark from the LBGCT to the LBAB. The LBAB is more representative of the securities typically held by the Fund.

3 The MCGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 10% Morgan Stanley Capital International Europe Australia Far East Index, 25% Standard & Poor's 500 Index, 5% Russell 2000 Index, 52% Lehman Brothers Aggregate Bond Index, 3% Lehman Brothers High Yield Bond Index and 5% J.P. Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

Portfolio of Investments

NOVEMBER 30, 2001

Shares			Value in U.S. Dollars
		Stocks--36.8%
		LARGE-CAP STOCKS--25.0%
		Consumer Discretionary--2.9%
19,400	[1]	AOL Time Warner, Inc.	$677,060
4,600	[1]	Clear Channel Communications, Inc.	214,958
6,500	[1]	Comcast Corp., Class A	247,000
4,600		Costco Wholesale Corp.	188,048
4,000		Eastman Kodak Co.	121,080
10,156		Ford Motor Co.	192,355
11,550		Home Depot, Inc.	538,923
6,500		Knight-Ridder, Inc.	393,900
7,600		Target Corp.	285,304
7,077	[1]	Viacom, Inc., Class B	308,911
20,600		Wal-Mart Stores, Inc.	1,136,090
18,700		Walt Disney Co.	382,789

		TOTAL	4,686,418

		Consumer Staples--2.2%
10,900		Coca-Cola Co.	511,864
33,500		Dial Corp.	586,585
5,100		Gillette Co.	166,770
5,600		Kimberly-Clark Corp.	325,752
6,900		PepsiCo, Inc.	335,547
11,400		Philip Morris Cos., Inc.	537,738
5,200		Procter & Gamble Co.	402,792
5,300		Unilever NV, ADR	301,570
10,100		Walgreen Co.	333,300

		TOTAL	3,501,918

		Energy--2.0%
8,900		Ashland, Inc.	379,585
10,428		ChevronTexaco Corp.	886,484
4,597		Conoco, Inc.	125,820
26,680		Exxon Mobil Corp.	997,832
11,600		Royal Dutch Petroleum Co., ADR	560,744
4,900		Schlumberger Ltd.	235,249

		TOTAL	3,185,714

		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Financials--4.5%
7,204		Allstate Corp.	$246,665
8,600		American Express Co.	283,026
11,329		American International Group, Inc.	933,510
9,934		Bank of America Corp.	609,749
6,000		Bank of New York Co., Inc.	235,440
22,166		Citigroup, Inc.	1,061,751
4,900		Fannie Mae	385,140
6,400		Fleet Boston Financial Corp.	235,200
9,650		J.P. Morgan Chase & Co.	363,998
3,200		Loews Corp.	181,856
7,300		Mellon Financial Corp.	272,947
6,800		Merrill Lynch & Co., Inc.	340,612
6,700		Morgan Stanley Dean Witter & Co.	371,850
3,800		PNC Financial Services Group	220,210
6,600		Post Properties, Inc.	227,898
6,500		Schwab (Charles) Corp.	93,340
13,200		U.S. Bancorp	250,536
10,100		Wachovia Corp.	312,595
7,314		Washington Mutual, Inc.	228,782
7,200		Wells Fargo & Co.	308,160

		TOTAL	7,163,265

		Healthcare--4.0%
8,800		Abbott Laboratories	484,000
5,200	[1]	Amgen, Inc.	345,436
6,800		Baxter International, Inc.	353,600
9,400		Bristol-Myers Squibb Co.	505,344
3,700		Cardinal Health, Inc.	252,784
3,800	[1]	Forest Laboratories, Inc.	269,040
12,000		Johnson & Johnson	699,000
5,000		Lilly (Eli) & Co.	413,350
6,500		Medtronic, Inc.	307,320
10,000		Merck & Co., Inc.	677,500
26,675		Pfizer, Inc.	1,155,294
10,669		Pharmacia Corp.	473,704
8,000		Schering Plough Corp.	285,840
3,700		UnitedHealth Group, Inc.	264,365
990	[1]	Zimmer Holdings, Inc.	31,937

		TOTAL	6,518,514

		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Industrials--2.5%
5,300		Automatic Data Processing, Inc.	$293,938
5,300		Boeing Co.	186,030
2,800		Eaton Corp.	194,908
6,600		First Data Corp.	483,384
37,900		General Electric Co.	1,459,150
4,800		Honeywell International, Inc.	159,072
10,300		Tyco International, Ltd.	605,640
7,100	[1]	US Airways Group, Inc.	53,179
7,800		Union Pacific Corp.	429,390
2,900		United Technologies Corp.	174,580

		TOTAL	4,039,271

		Information Technology--4.6%
5,400	[1]	Applied Materials, Inc.	214,596
1,239	[1]	Avaya, Inc.	14,087
3,300	[1]	Axcelis Technologies, Inc.	44,913
31,200	[1]	Cisco Systems, Inc.	637,728
12,700		Compaq Computer Corp.	128,905
5,700		Computer Associates International, Inc.	189,639
6,400		Corning, Inc.	60,352
12,900	[1]	Dell Computer Corp.	360,297
10,500	[1]	EMC Corp.	176,295
4,100		Electronic Data Systems Corp.	283,802
8,200		Hewlett-Packard Co.	180,318
29,000		Intel Corp.	947,140
8,600		International Business Machines Corp.	994,074
18,870		Lucent Technologies, Inc.	138,128
21,500	[1]	Microsoft Corp.	1,380,515
12,400		Motorola, Inc.	206,336
15,100		Nortel Networks Corp.	117,780
26,200	[1]	Oracle Corp.	367,586
4,800	[1]	Qualcomm, Inc.	281,856
16,600	[1]	Sun Microsystems, Inc.	236,384
9,000		Texas Instruments, Inc.	288,450
4,300	[1]	Veritas Software Corp.	167,227
3,500	[1]	Yahoo, Inc.	54,495

		TOTAL	7,470,903

		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Materials--0.7%
8,301		Du Pont (E.I.) de Nemours & Co.	$368,066
4,200		PPG Industries, Inc.	225,834
4,900		Weyerhaeuser Co.	258,965
5,600		Willamette Industries, Inc.	270,200

		TOTAL	1,123,065

		Telecommunication Services--1.4%
18,365		AT&T Corp.	321,204
5,931	[1]	AT&T Wireless Services, Inc.	82,856
4,400		Alltel Corp.	286,352
10,900		BellSouth Corp.	419,650
6,700	[1]	NEXTEL Communications, Inc., Class A	71,757
7,496		Qwest Communications International, Inc.	89,202
7,200	[1]	Sprint Corp. (PCS Group)	179,640
12,324		Verizon Communications Inc.	579,228
12,000	[1]	WorldCom, Inc. -- WorldCom Group	174,480
504		WorldCom, Inc. -- MCI Group	6,607

		TOTAL	2,210,976

		Utilities--0.2%
4,100	[1]	Calpine Corp.	88,396
6,900		Reliant Energy, Inc.	176,295

		TOTAL	264,691

		TOTAL	40,164,735

		FOREIGN EQUITY--7.1%
		Australia--0.1%
8,261		BHP Billiton Ltd.	43,179
1,600		News Corp., Ltd.	12,241
700		News Corp., Ltd., ADR	21,490

		TOTAL	76,910

		Brazil--0.1%
1,000		Petroleo Brasileiro SA, ADR	20,250

		Canada--0.1%
1,000		Alcan Inc.	36,081
600		Barrick Gold Corp.	9,069
760	[1]	Inco Ltd.	12,262
500		Manulife Financial Corp.	13,776
1,552		Talisman Energy, Inc.	54,822

		TOTAL	126,010

		STOCKS--continued
		FOREIGN EQUITY--continued
		Denmark--0.0%
612		Carlsberg AS, Class B	$25,042
365		Novo Nordisk, Class B	14,188
215	[1]	Novozymes AS, Class B	4,218
850		TDC AS	29,665

		TOTAL	73,113

		Finland--0.0%
800		Nokia Oyj	18,704
850		UPM - Kymmene Oyj	28,744

		TOTAL	47,448

		France--1.0%
810		Aventis SA	56,597
2,450		Bouygues SA	84,496
560		Casino Guichard Perrachon	44,020
420		Compagnie de Saint Gobain	61,289
59,900		iShares MSCI France Index Fund	1,084,789
4,900	[1]	Orange SA	42,533
430		Pinault-Printemps-Redoute SA	56,585
365		Societe Generale	19,880
603		TotalFinaElf SA, Class B	76,974
3,800		Usinor Sacilor	47,725
500		Valeo SA	18,924
1,195		Vivendi Universal SA	61,178

		TOTAL	1,654,990

		Germany, Federal Republic Of--0.7%
290		Allianz AG Holding	68,580
300		DePfa Deutsche Pfandbriefbank AG	17,455
3,700		Deutsche Lufthansa AG	47,562
775		E.On AG	38,676
316		Henkel KGAA, Pfd.	18,145
59,500		iShares MSCI Germany Index Fund	863,345
600	[1]	SGL Carbon AG	14,824
606		Schering AG	32,788
1,990		ThyssenKrupp AG	27,791

		TOTAL	1,129,166

		STOCKS--continued
		FOREIGN EQUITY--continued
		Hong Kong--0.1%
26,000		CNOOC Ltd.	$24,337
390	[1]	China Mobile Hong Kong Ltd., ADR	6,887
3,000		Hutchison Whampoa	27,600
14,000		MTR Corp., Ltd.	18,041
3,000		Sun Hung Kai Properties Ltd.	22,022
8,000		Wharf Holdings Ltd.	17,131

		TOTAL	116,018

		Italy--0.3%
10,600		Arnoldo Mondadori Editore	68,083
4,500		Autostrade SPA	29,911
26,500		iShares MSCI Italy Index Fund	421,350
1,700		Telecom Italia SPA	14,482

		TOTAL	533,826

		Japan--1.6%
2,000		Ajinomoto Co., Inc.	20,354
900		Bandai Co., Ltd.	30,312
1,600		Capcom Co., Ltd.	45,317
1,000		Fuji Photo Film Co.	34,410
223,900		iShares MSCI Japan Index Fund	1,876,282
14		Japan Telecom Co., Ltd.	48,856
2,000		Marui Co.	26,197
[2]		Mitsubishi Tokyo Financial Group, Inc.	13,683
7,700		Nikko Cordial Corp.	40,618
200		Nintendo Corp., Ltd.	34,491
2,700		Nomura Securities Co., Ltd.	37,470
3,300	[1]	Sega Corp.	68,426
1,000		Seven-Eleven Japan	41,471
1,000		TDK Corp.	50,722
500		Takefuji Corp.	40,375
1,800		Tokyo Electric Power Co.	41,414
8,200		Toshiba Corp.	35,004
1,000		Toyota Motor Corp.	25,564

		TOTAL	2,510,966

		Korea, Republic Of--0.0%
1,200		Korea Electric Power Corp.	21,767

		STOCKS--continued
		FOREIGN EQUITY--continued
		Netherlands--0.5%
1,650		ING Groep NV	$43,160
34,900		iShares MSCI Netherlands Index Fund	580,387
1,194		Koninklijke (Royal) Philips Electronics NV	32,622
1,095		Unilever NV	62,385
1,050		United Services Group NV	17,824
6,300		Vendex KBB NV	60,160
2,400		Wolters Kluwer NV	52,028

		TOTAL	848,566

		Portugal--0.1%
29,781		Banco Comercial Portugues SA	122,451
3,900	[1]	Telecel - Comunicacoes Pessoais SA	30,429

		TOTAL	152,880

		Russia--0.1%
2,260		RAO Unified Energy System, ADR	32,612

		Singapore--0.1%
9,000		City Developments Ltd.	23,686
50,000		Delgro Corporation Ltd.	67,706
4,000		Singapore Airlines Ltd.	20,530

		TOTAL	111,922

		Spain--0.2%
19		Banco Santander Central Hispano SA	162
550		Grupo Empresarial Ence SA	7,612
1,900		Repsol SA	26,722
2,060	[1]	Sogecable SA	50,932
4,115		Telefonica SA	55,625
8,400		Union Electrica Fenosa SA	131,457

		TOTAL	272,510

		Sweden--0.0%
4,030		Ericsson LM, Class B	22,288
29,000		Rotternos AB	26,369

		TOTAL	48,657

		Switzerland--0.5%
58,600		iShares MSCI Switzerland Index Fund	729,570
1,750		Novartis AG	61,639
255		Swiss Re	25,795
888		UBS AG	44,238

		TOTAL	861,242

Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		United Kingdom--1.8%
700	[1]	Amdocs Ltd.	$23,149
3,591		Amvescap PLC	51,181
2,824		Arriva PLC	12,477
7,990		BAE Systems PLC	36,327
2,124		Diageo PLC	22,704
3,650	[1]	Eidos PLC	12,290
1,850		GlaxoSmithKline PLC	46,406
3,400		Hanson PLC	22,885
153,400		iShares MSCI United Kingdom Index Fund	2,213,562
5,190		Kingfisher PLC	29,588
3,300		Marks & Spencer PLC	16,391
3,078		Misys PLC	14,257
1,209		Pearson PLC	14,250
9,400		Rank Group PLC	30,680
8,880		Rentokil Initial PLC	32,273
2,440		Royal Bank of Scotland PLC	56,511
5,800	[1]	Royal Bank of Scotland PLC - Additional Value Shares	6,386
5,300		Sainsbury (J) PLC	27,194
22,200		Stagecoach Group PLC	19,933
51,075		Vodafone Group PLC	131,030

		TOTAL	2,819,474

		TOTAL FOREIGN EQUITY	11,458,327

		FUTURES CONTRACTS COLLATERAL-4.7%[3]
$7,600,000		United States Treasury Bill, 12/20/2001	7,595,668

		TOTAL STOCKS (IDENTIFIED COST $59,269,655)	59,218,730

		BONDS--62.9%
		TREASURY AND GOVERNMENT SECURITIES--21.0%
		Repurchase Agreement--5.8%[4]
9,403,000		Societe Generale Securities Corp., 2.120%, dated 11/30/2001, due 12/3/2001	9,403,000

		U.S. Treasury Agreements-15.2%
6,020,000		United States Treasury Bond, 6.125%, 11/15/2027	6,514,663
2,000,000		United States Treasury Note, 5.625%, 5/15/2008	2,131,840
1,406,000		United States Treasury Note, 6.000%, 8/15/2009	1,528,463
4,300,000		United States Treasury Note, 6.125%, 8/15/2007	4,695,514
1,250,000		United States Treasury Note, 6.500%, 10/15/2006	1,380,812
7,280,000		United States Treasury Note, 6.625%, 5/15/2007	8,116,982

		TOTAL	24,368,274

		TOTAL TREASURY AND GOVERNMEN SECURITIES	33,771,274

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		HIGH YIELD SECURITIES--3.3%
801,107		High Yield Bond Portfolio	$5,287,308

		MORTGAGE-BACKED SECURITIES--19.4%
3,072,048		Federated Mortgage Core Portfolio	31,119,844

		INVESTMENT GRADE CORPORATE BONDS--12.8%
		Air Transportation--0.1%
265,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	241,569

		Automotive--0.2%
350,000		Hertz Corp., Note, 8.250%, 6/1/2005	367,630

		Banking--0.8%
400,000	[2]	Barclays Bank PLC, Bond, 8.550%, 9/29/2049	457,602
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	99,742
250,000		Crestar Financial Corp, Sub. Note, 8.750%, 11/15/2004	280,648
400,000	[2]	Swedbank, Sub. Note, 7.500%, 11/1/2049	422,883

		TOTAL	1,260,875

		Cable Television--0.4%
600,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	682,992

		Chemicals & Plastics--0.5%
450,000	[2]	Bayer Corp., Deb., 6.500%, 10/1/2002	464,373

		Ecological Services & Equipment--0.2%
275,000		Waste Management, Deb., 8.750%, 5/1/2018	288,186

		Education--0.2%
375,000		Boston University, MTN, 7.625%, 7/15/2097	389,276

		Finance - Automotive--0.4%
150,000		Ford Motor Credit Co., Unsecured Note, 7.250%, 1/15/2003	155,210
500,000		General Motors Acceptance Corp., Note, 6.000%, 2/1/2002	502,535

		TOTAL	657,745

		Financial Intermediaries--1.8%
950,000		Amvescap PLC, Sr. Note, 6.600%, 5/15/2005	985,682
350,000		Capital One Financial, Note, 7.125%, 8/1/2008	329,297
300,000		Lehman Brothers Holdings, Inc., Bond, 6.200%, 1/15/2002	301,422
300,000		Lehman Brothers Holdings, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	322,260
415,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	442,477
225,000		Salomon, Inc., Note, 7.200%, 2/1/2004	241,342
305,417	[2]	World Financial Properties, Pass Thru Cert., 6.910%, 9/1/2013	316,693

		TOTAL	2,939,173

		Financial Services--0.2%
300,000		General Electric Capital Corp., MTN, 7.000%, 3/1/2002	303,639

		Food & Drug Retailers--0.6%
950,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	1,030,893

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Forest Products--0.4%
650,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	$674,492

		Insurance--0.5%
250,000		AFC Capital Trust I, Company Guarantee, 8.207%, 2/3/2027	242,970
400,000		Conseco Financial Corp., Sr. Sub. Note, 10.250%, 6/1/2002	322,000
250,000		USF&G Capital II, Company Guarantee, 8.470%, 1/10/2027	254,198

		TOTAL	819,168

		Leisure & Entertainment--0.5%
600,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	629,688
125,000		Viacom, Inc., Sr. Deb., 8.250%, 8/1/2022	132,720

		TOTAL	762,408

		Metals & Mining--0.6%
400,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	427,780
450,000		Newmont Mining Corp., Deb., 8.375%, 7/1/2005	465,368

		TOTAL	893,148

		Printing & Publishing--0.8%
340,000		News America Holdings, Company Guarantee, 8.000%, 10/17/2016	363,943
440,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	475,891
450,000		Reed Elsevier, Inc., Company Guarantee, 6.750%, 8/1/2011	465,341

		TOTAL	1,305,175

		Real Estate--0.5%
800,000		SUSA Partnership LP, Deb., 7.500%, 12/1/2027	733,464

		Retailers--1.6%
1,090,000		Shopko Stores, Inc., Sr. Note, 8.500%, 3/15/2002	1,090,000
400,000		Target Corp., Note, 5.400%, 10/1/2008	398,876
975,000		Wal-Mart Stores, Inc., Sr. Unsecured Note, 6.875%, 8/10/2009	1,065,685

		TOTAL	2,554,561

		Sovereign Government--0.6%
400,000		Colombia, Government of, Note, 7.250%, 2/15/2003	412,000
460,000		Quebec, Province of, Deb., 7.500%, 9/15/2029	522,997

		TOTAL	934,997

		Supranational--0.2%
250,000		Corp Andina De Fomento, Note, 7.375%, 1/18/2011	259,268

		Telecommunications & Cellular--1.3%
435,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/1/2004	443,539
30,588		TCI Communications Inc., 9.720%, Pfd., $2.43	779,688
840,000		Telecom de Puerto Rico, Company Guarantee, 6.650%, 5/15/2006	860,756

		TOTAL	2,083,983

		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Utilities--0.6%
250,000		Enersis SA, Note, 7.400%, 12/1/2016	$228,580
750,000		National Rural Utilities, MTN, 5.750%, 12/01/2008	736,260

		TOTAL	964,840

		TOTAL INVESTMENT GRADE CORPORATE BONDS	20,611,855

		FOREIGN BONDS--6.4%
		Australian Dollar--0.2%
610,000		New South Wales, State of, 8.000%, 3/1/2008	356,600

		Austrian Schilling--0.1%
120,000		Austria, Government of, Bond, 5.500%, 1/15/2010	113,241

		Belgian Franc--0.2%
387,355		Belgium, Government of, Bond, 6.500%, 3/31/2005	374,791

		British Pound--0.4%
120,000		Asda Group, Note, 8.375%, 4/24/2007	193,897
145,000		United Kingdom, Government of, Bond, 6.500%, 12/7/2003	215,238
180,000		United Kingdom, Government of, Bond, 7.000%, 6/7/2002	260,650

		TOTAL	669,785

		Canadian Dollar--0.3%
290,000		Canada, Government of, Deb., 6.500%, 6/1/2004	197,921
375,000		Ontario Hydro, 9.000%, 6/24/2002	247,581

		TOTAL	445,502

		Danish Krone--0.2%
2,206,109		Realkredit Danmark AS, 6.000%, 10/1/2019	264,991

		Deutsche Mark--1.0%
435,000		Germany, Government of, 4.500%, 7/4/2009	390,452
330,000		Germany, Government of, 5.000%, 7/4/2011	305,665
475,000		Germany, Government of, 5.375%, 1/4/2010	450,056
375,000		Germany, Government of, 6.000%, 1/4/2007	365,251

		TOTAL	1,511,424

		Finland Markka--0.2%
350,000		Finland, Government of, Bond, 5.750%, 2/23/2011	335,163

		Greek Drachma--0.3%
469,552		Greece, Government of, Floating Rate Note, 7.080%, 9/30/2003	435,431
99,779		Greece, Government of, Floating Rate Note, 7.080%, 10/23/2003	92,090

		TOTAL	527,521

		BONDS--continued
		FOREIGN BONDS--continued
		Japanese Yen--1.4%
52,000,000		DSL Bank, Note, 2.600%, 7/10/2002	$428,119
48,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	411,851
62,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	542,374
90,000,000		Ontario, Province of, MTN, 1.875%, 1/25/2010	781,349

		TOTAL	2,163,693

		Irish Pound--0.2%
420,000		Ireland, Government of, 3.500%, 10/18/2005	370,017

		Italian Lira--0.8%
1,060,000		Italy, Government of, Bond, 4.750%, 7/1/2005	976,343
375,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/31/2049	374,187

		TOTAL	1,350,530

		Netherlands Guilder--0.4%
50,000		Netherlands, Government of, 5.500%, 1/15/2028	46,626
542,646		Netherlands, Government of, 5.750%, 1/15/2004	507,491

		TOTAL	554,117

		Polish Zloty--0.3%
2,175,000		Poland, Government of, 10.000%, 6/12/2004	530,658

		Portuguese Escudos--0.1%
170,000		Portugal, Government of, 6.625%, 2/23/2007	168,087

		Spanish Peseta--0.3%
540,910		Spain, Government of, 6.150%, 1/31/2013	533,346

		TOTAL FOREIGN BONDS	10,269,466

		TOTAL BONDS (IDENTIFIED COST $101,330,489)	101,059,747

		TOTAL INVESTMENTS (INDENTIFIED COST $160,600,144)[5]	$160,278,477

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2001, these securities amounted to $1,661,551 which represents 1.0% of total net assets.

3 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital payments to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts was $8,298,000 at November 30, 2001.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $160,959,909. The net unrealized depreciation of investments on a federal tax basis amounts to $681,432 which is comprised of $12,474,057 appreciation and $13,155,489 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($160,825,988) at November 30, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 2001

Assets:
Total investments in securities, at value (identified cost $160,600,144)		$160,278,477
Cash		96
Cash denominated in foreign currencies (identified cost $314)		321
Income receivable		891,023
Receivable for investments sold		51,159
Receivable for shares sold		98,840
Net receivable for foreign currency exchange contracts		212
Other assets		5,452

TOTAL ASSETS		161,325,580

Liabilities:
Payable for daily variation margin	$85,500
Payable for investments purchased	58,880
Payable for shares redeemed	256,658
Accrued expenses	98,554

TOTAL LIABILITIES		499,592

Net assets for 15,734,238 shares outstanding		$160,825,988

Net Assets Consist of:
Paid in capital		$163,971,730
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(532,017)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(2,636,488)
Undistributed net investment income		22,763

TOTAL NET ASSETS		$160,825,988

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$110,412,820 ÷ 10,799,898 shares outstanding		$10.22

Select Shares:
$50,413,168 ÷ 4,934,340 shares outstanding		$10.22

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $13,361)			$3,567,823
Interest (net of foreign taxes withheld of $1,740)			4,528,433

TOTAL INCOME			8,096,256

Expenses:
Investment adviser fee		$1,278,414
Administrative personnel and services fee		155,000
Custodian fees		94,920
Transfer and dividend disbursing agent fees and expenses		153,759
Directors'/Trustees' fees		3,960
Auditing fees		12,848
Legal fees		4,663
Portfolio accounting fees		69,479
Distribution services fee--Select Shares		409,777
Shareholder services fee--Institutional Shares		289,546
Shareholder services fee--Select Shares		136,593
Share registration costs		28,484
Printing and postage		39,917
Insurance premiums		1,293
Miscellaneous		5,364

TOTAL EXPENSES		2,684,017

Waivers:
Waiver of distribution services fee--Select Shares	$(136,593)
Waiver of shareholder services fee--Institutional Shares	(231,636)

TOTAL WAIVERS		(368,229)

Net expenses			2,315,788

Net investment income			5,780,468

Realized and Unrealized Loss on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(2,108,350)
Net realized loss on futures contracts			(1,962,807)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency and futures contracts			(3,210,267)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(7,281,424)

Change in net assets resulting from operations			$(1,500,956)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,780,468	$7,865,680
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	(4,071,157)	8,471,758
Net realized gain on capital gain distributions from other investment companies	--	16,915
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(3,210,267)	(14,204,471)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,500,956)	2,149,882

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,079,390)	(5,487,581)
Select Shares	(1,493,599)	(2,006,391)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts
Institutional Shares	(5,703,157)	(3,355,989)
Select Shares	(2,569,651)	(1,432,191)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,845,797)	(12,282,152)

Share Transactions:
Proceeds from sale of shares	47,753,874	54,231,221
Net asset value of shares issued to shareholders in payment of distributions declared	10,738,309	9,085,863
Cost of shares redeemed	(58,886,407)	(93,550,726)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(394,224)	(30,233,642)

Change in net assets	(15,740,977)	(40,365,912)

Net Assets:
Beginning of period	176,566,965	216,932,877

End of period (including undistributed net investment income of $22,763 for the year ended November 30, 2001)	$160,825,988	$176,566,965

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$11.19	$11.82	$12.15	$11.98	$11.37
Income From Investment Operations:
Net investment income	0.35	0.48 [2]	0.45	0.44	0.49
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.43)	(0.40)	0.14	0.81	0.74

TOTAL FROM INVESTMENT OPERATIONS	(0.08)	0.08	0.59	1.25	1.23

Less Distributions:
Distributions from net investment income	(0.37)	(0.45)	(0.45)	(0.46)	(0.50)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.52)	(0.26)	(0.47)	(0.62)	(0.12)

TOTAL DISTRIBUTIONS	(0.89)	(0.71)	(0.92)	(1.08)	(0.62)

Net Asset Value, End of Period	$10.22	$11.19	$11.82	$12.15	$11.98

Total Return[3]	(0.75)%	0.60%	5.11%	11.19%	11.25%

Ratios to Average Net Assets:

Expenses	1.13%	1.06%	1.04%	1.08%	1.05%

Net investment income	3.62%	4.11%	3.78%	3.77%	4.27%

Expense waiver/reimbursement[4]	0.20%	0.20%	0.20%	0.20%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$110,413	$121,563	$51,961	$178,521	$164,728

Portfolio turnover	20%	43%	94%	117%	130%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$11.17	$11.80	$12.14	$11.96	$11.36
Income From Investment Operations:
Net investment income	0.34	0.40 [2]	0.37	0.37	0.40
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.48)	(0.40)	0.13	0.81	0.74

TOTAL FROM INVESTMENT OPERATIONS	(0.14)	--	0.50	1.18	1.14

Less Distributions:
Distributions from net investment income	(0.29)	(0.37)	(0.37)	(0.38)	(0.42)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.52)	(0.26)	(0.47)	(0.62)	(0.12)

TOTAL DISTRIBUTIONS	(0.81)	(0.63)	(0.84)	(1.00)	(0.54)

Net Asset Value, End of Period	$10.22	$11.17	$11.80	$12.14	$11.96

Total Return[3]	(1.33)%	(0.11)%	4.29%	10.51%	10.41%

Ratios to Average Net Assets:

Expenses	1.83%	1.76%	1.74%	1.78%	1.75%

Net investment income	2.92%	3.42%	3.08%	3.07%	3.51%

Expense waiver/reimbursement[4]	0.25%	0.25%	0.25%	0.25%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$50,413	$55,004	$64,972	$62,787	$47,499

Portfolio turnover	20%	43%	94%	117%	130%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 2001

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Conservative Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums/discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums/discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Gain	Undistributed Net Investment Income	Paid In Capital
$221,789	$(178,208)	$(43,581)

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $2,464,553, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2001, the Fund had net realized losses of $1,962,807 on future contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate witch changes in the value of the underlying securities.

At November 30, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2001	36 Russell 2000 Index Futures	Long	$(210,600)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2001, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/3/2001	39,924 Canadian Dollar	$25,215	$25,410	$195
12/3/2001	17,706 Swiss Franc	10,753	10,789	36
Contracts Sold:
12/3/2001	20,351 British Pound Sterling	28,984	29,005	(21)
12/4/2001	2,667 British Pound Sterling	3,803	3,801	[2]

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS:				$212

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

Year Ended November 30	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,039,732	$31,660,790	3,382,615	$39,242,431
Shares issued to shareholders in payment of distributions declared	666,202	7,028,868	517,624	5,994,216
Shares redeemed	(3,770,801)	(39,446,136)	(5,894,587)	(68,659,956)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(64,867)	$(756,478)	(1,994,348)	$(23,423,309)

Year Ended November 30	2001		2000
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	1,515,020	$16,093,084	1,293,045	$14,988,790
Shares issued to shareholders in payment of distributions declared	350,711	3,709,441	266,840	3,091,647
Shares redeemed	(1,854,184)	(19,440,271)	(2,141,173)	(24,890,770)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	11,547	$362,254	(581,288)	$(6,810,333)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(53,320)	$(394,224)	(2,575,636)	$(30,233,642)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2001, were as follows:

Purchases	$33,210,433
Sales	$36,258,347

Sales of long-term U.S. government securities for the year ended November 30, 2001, were $3,988,541.

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2001, the diversification of industries for non-U.S. issuers was as follows:

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Agency	0.2%	Household & Personal Products	0.0%
Automobiles & Components	0.0	Insurance	0.1
Banking	0.8	Materials	0.2
Capital Goods	0.1	Media	0.2
Commercial Services & Supplies	0.0	Metals & Mining	0.3
Communications Equipment	0.1	Oil & Gas	0.4
Consumer Durables & Apparel	0.1	Pharmaceuticals & Biotechnology	0.1
Diversified Financials	5.0	Real Estate	0.0
Energy	0.1	Retailing	0.1
Finance	0.3	Software & Services	0.1
Financial Intermediaries	0.9	Sovereign Government	5.1
Food & Drug Retailing	0.2	State/Provincial Government	0.7
Food, Beverage & Tobacco	0.1	Technology Hardware & Equipment	0.1
Food Products	0.2	Telecommunication Services	0.3
Forest Products	0.4	Transportation	0.1
Hotels, Restaurants & Leisure	0.0	Utilities	0.3

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $8,272,808 as capital gain dividends for the year ended November 30, 2001.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Conservative Growth Portfolio (the "Fund") (a portfolio of the Federated Managed Allocation Portfolios) as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented ending prior to November 30, 1999 were audited by other auditors whose report dated January 8, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Managed Conservative Growth Portfolio as of November 30, 2001, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 9, 2002

Trustees

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constanktakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

Officers

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President and Secretary

Richard B. Fisher
Vice President

Richard J. Thomas
Treasurer

C. Grant Anderson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning each fund's objectives and policies, management fees, expenses, and other information.

[Logo of Federated]

Federated Managed Conservative Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Cusip 314212408
Cusip 314212309

G00872-01 (1/02)

Federated is a registered mark of Federated Investors, Inc.
2002 ©Federated Investors, Inc.

[Logo of Federated]

Federated Managed Income Portfolio

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL REPORT

November 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Performance For Twelve Months Ended November 30, 2001

The twelve month reporting period ended November 30, 2001 was a generally favorable one for investors in bonds. For the twelve months ended November 30, 2001, an investor in the fund's Institutional Shares had a total return of 5.76%,1 while an investor in the fund's Select Shares had a total return of 5.01%.1 As usual, performance among asset classes showed wide variation. The U.S. stock markets declined during most of the reporting period reaching new lows in September 2001. Investment grade bonds, in contrast to foreign and larger capitalization stocks, rose in price.

The primary influences on the total returns of the fund were the diversified nature of the portfolio and the disciplined design of the fund. Federated Managed Income Portfolio has, by design, the highest allocation to bonds of the funds in the Federated Managed Allocation Portfolio series. The higher relative returns for bonds vs. stocks during the reporting period resulted in this fund having the highest total returns of the four funds in the series. Within the bond asset classes, the fund maintains an allocation to foreign bonds2 that detracted from returns. During the reporting period, foreign bonds had higher returns than stocks but lower returns than domestic U.S. bonds.

Asset Allocation as of November 30, 2001

The fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative performance.

The fund has a below normal allocation to stocks in recognition of the risks associated with the slowing rate of economic growth in the U.S. During the reporting period, the Federal Reserve Board (the "Fed") had acted on ten occasions to reduce the federal funds target rate. Historically, this kind of aggressive action by the Fed has led to higher stock prices. However, the uncertainty regarding the U.S. economy and weakness in corporate profits have increased the risk of an overweight position in stocks.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Structure of the Bond Portfolio

Management currently has a neutral position with respect to the bond portfolio allocation. While the outlook for bonds remains constructive, there remains a risk that the short-term response of bond markets to the aggressive decreases in the federal funds target rate will be higher yields and lower prices. Within the bond categories, allocations to corporate bonds are slightly above normal as they are most likely to outperform at this stage of the economic cycle.

Structure of the Equity Portfolio

Within the equity portfolio, the large cap stocks are currently held at above their normal allocations while foreign stocks are held at below their normal weights. During the reporting period, foreign stock prices experienced steeper declines than did U.S. stocks due to slower economic growth outside the U.S. and a rise in the value of the dollar. Slowing economic growth in Europe and Japan as well as the reluctance of the European Central Bank to reduce interest rates suggest that this trend may continue.

GROWTH OF $25,000 INVESTED IN FEDERATED MANAGED INCOME PORTFOLIO--INSTITUTIONAL SHARES

Average Annual Total Return for the Period Ended 11/30/2001
1 Year	5.76%
5 Years	6.04%
Start of Performance (5/25/1994)	6.92%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Managed Income Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2001 compared to the Lehman Brothers Aggregate Bond Index (LBAB),2 the Lehman Brothers Government/Credit Total Index (LBGCT)2 and the Managed Income Indices Blend (MIIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, the LBGCT and the MIIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBAB and the LBGCT are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indices are unmanaged. The Fund elected to change its benchmark from the LBGCT to the LBAB. The LBAB is more representative of the securities typically held by the Fund.

3 The MIIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 3% Morgan Stanley Capital International Europe Australia Far East Index, 12% Standard & Poor's 500 Index, 74% Lehman Brothers Aggregate Bond Index, 4% Lehman Brothers High Yield Bond Index and 7% J.P. Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

GROWTH OF $10,000 INVESTED IN FEDERATED MANAGED INCOME PORTFOLIO--SELECT SHARES

Average Annual Total Return for the Period Ended 11/30/2001	;
1 Year		5.01%
5 Years		5.30%
Start of Performance (5/25/1994)		6.17%

The graph above illustrates the hypothetical investment of $10,0001 in Federated Managed Income Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2001 compared to the Lehman Brothers Aggregate Bond Index (LBAB),2 the Lehman Brothers Government/Credit Total Index (LBGCT)2 and the Managed Income Indices Blend (MIIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, the LBGCT and the MIIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBAB and the LBGCT are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged. The Fund elected to change its benchmark from the LBGCT to the LBAB. The LBAB is more representative of the securities typically held by the Fund.

3 The MIIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 3% Morgan Stanley Capital International Europe Australia Far East Index, 12% Standard & Poor's 500 Index, 74% Lehman Brothers Aggregate Bond Index, 4% Lehman Brothers High Yield Bond Index and 7% J.P. Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

Portfolio of Investments

NOVEMBER 30, 2001

Shares	;		Value in U.S. Dollars
		STOCKS--11.4%
		LARGE-COMPANY STOCKS--7.0%
		Consumer Discretionary--0.8%
3,500	[1]	AOL Time Warner, Inc.	$122,150
800	[1]	Clear Channel Communications, Inc.	37,384
1,100	[1]	Comcast Corp., Class A	41,800
800		Costco Wholesale Corp.	32,704
700		Eastman Kodak Co.	21,189
1,920		Ford Motor Co.	36,365
2,100		Home Depot, Inc.	97,986
1,200		Knight-Ridder, Inc.	72,720
1,300		Target Corp.	48,802
1,283	[1]	Viacom, Inc., Class B	56,003
3,700		Wal-Mart Stores, Inc.	204,055
3,300		Walt Disney Co.	67,551

		TOTAL	838,709

		Consumer Staples--0.6%
2,000		Coca-Cola Co.	93,920
6,100		Dial Corp.	106,811
900		Gillette Co.	29,430
1,000		Kimberly-Clark Corp.	58,170
1,200		PepsiCo, Inc.	58,356
2,000		Philip Morris Cos., Inc.	94,340
900		Procter & Gamble Co.	69,714
1,000		Unilever NV, ADR	56,900
1,800		Walgreen Co.	59,400

		TOTAL	627,041

		Energy--0.6%
1,600		Ashland, Inc.	68,240
1,924		ChevronTexaco Corp.	163,559
800		Conoco, Inc.	21,896
4,776		Exxon Mobil Corp.	178,622
2,200		Royal Dutch Petroleum Co., ADR	106,348
900		Schlumberger Ltd.	43,209

		TOTAL	581,874

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Financials--1.3%
1,296		Allstate Corp.	$44,375
1,600		American Express Co.	52,656
2,102		American International Group, Inc.	173,205
1,865		Bank of America Corp.	114,474
1,100		Bank of New York Co., Inc.	43,164
4,033		Citigroup, Inc.	193,181
900		Fannie Mae	70,740
1,110		FleetBoston Financial Corp.	40,792
1,800		J.P. Morgan Chase & Co.	67,896
600		Loews Corp.	34,098
1,300		Mellon Financial Corp.	48,607
1,300		Merrill Lynch & Co., Inc.	65,117
1,200		Morgan Stanley Dean Witter & Co.	66,600
700		PNC Financial Services Group	40,565
1,200		Post Properties, Inc.	41,436
1,250		Schwab (Charles) Corp.	17,950
2,321		U.S. Bancorp	44,053
1,800		Wachovia Corp.	55,710
1,518		Washington Mutual, Inc.	47,483
1,300		Wells Fargo & Co.	55,640

		TOTAL	1,317,742

		Healthcare--1.1%
1,600		Abbott Laboratories	88,000
900	[1]	Amgen, Inc.	59,787
1,200		Baxter International, Inc.	62,400
1,700		Bristol-Myers Squibb Co.	91,392
600		Cardinal Health, Inc.	40,992
700	[1]	Forest Laboratories, Inc.	49,560
2,200		Johnson & Johnson	128,150
900		Lilly (Eli) & Co.	74,403
1,200		Medtronic, Inc.	56,736
1,800		Merck & Co., Inc.	121,950
4,725		Pfizer, Inc.	204,640
1,842		Pharmacia Corp.	81,785
1,400		Schering Plough Corp.	50,022
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Healthcare--continued
700		UnitedHealth Group, Inc.	$50,015
170	[1]	Zimmer Holdings, Inc.	5,484

		TOTAL	1,165,316

		Industrials--0.7%
900		Automatic Data Processing, Inc.	49,914
1,000		Boeing Co.	35,100
500		Eaton Corp.	34,805
1,200		First Data Corp.	87,888
6,700		General Electric Co.	257,950
800		Honeywell International, Inc.	26,512
2,200		Tyco International Ltd.	129,360
1,300	[1]	US Airways Group, Inc.	9,737
1,400		Union Pacific Corp.	77,070
500		United Technologies Corp.	30,100

		TOTAL	738,436

		Information Technology--1.3%
1,000	[1]	Applied Materials, Inc.	39,740
196	[1]	Avaya, Inc.	2,229
643	[1]	Axcelis Technologies, Inc.	8,751
5,700	[1]	Cisco Systems, Inc.	116,508
2,300		Compaq Computer Corp.	23,345
1,000		Computer Associates International, Inc.	33,270
1,300		Corning, Inc.	12,259
2,300	[1]	Dell Computer Corp.	64,239
2,100	[1]	EMC Corp.	35,259
700		Electronic Data Systems Corp.	48,454
1,500		Hewlett-Packard Co.	32,985
5,300		Intel Corp.	173,098
1,500		International Business Machines Corp.	173,385
3,360		Lucent Technologies, Inc.	24,595
3,900	[1]	Microsoft Corp.	250,419
2,200		Motorola, Inc.	36,608
2,800		Nortel Networks Corp.	21,840
5,400	[1]	Oracle Corp.	75,762
900	[1]	Qualcomm, Inc.	52,848
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Information Technology--continued
3,000	[1]	Sun Microsystems, Inc.	$42,720
1,700		Texas Instruments, Inc.	54,485
800	[1]	Veritas Software Corp.	31,112
500	[1]	Yahoo, Inc.	7,785

		TOTAL	1,361,696

		Materials--0.2%
1,525		Du Pont (E.I.) de Nemours & Co.	67,618
800		PPG Industries, Inc.	43,016
900		Weyerhaeuser Co.	47,565
1,100		Willamette Industries, Inc.	53,075

		TOTAL	211,274

		Telecommunication Services--0.4%
3,390		AT&T Corp.	59,291
1,090	[1]	AT&T Wireless Services, Inc.	15,227
800		Alltel Corp.	52,064
2,000		BellSouth Corp.	77,000
1,800	[1]	Nextel Communications, Inc., Class A	19,278
1,429		Qwest Communications International, Inc.	17,005
1,200	[1]	Sprint Corp. (PCS Group)	29,940
2,318		Verizon Communications Inc.	108,946
2,200	[1]	WorldCom, Inc. -- WorldCom Group	31,988
88		WorldCom, Inc. -- MCI Group	1,154

		TOTAL	411,893

		Utilities--0.0%
700	[1]	Calpine Corp.	15,092
1,300		Reliant Energy, Inc.	33,215

		TOTAL	48,307

		TOTAL LARGE-COMPANY STOCKS	7,302,288
		FOREIGN EQUITY--2.0%
		France--0.3%
18,000		iShares MSCI France Index Fund	325,980

		Germany--0.3%
20,000		iShares MSCI Germany Index Fund	290,200

		Italy--0.1%
8,000		iShares MSCI Italy Index Fund	127,200
Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Japan--0.4%
50,000		iShares MSCI Japan Index Fund	$419,000

		Netherlands--0.2%
11,000		iShares MSCI Netherlands Index Fund	182,930

		United Kingdom--0.7%
46,000		iShares MSCI United Kingdom Index Fund	663,780

		TOTAL FOREIGN EQUITY	2,009,090

		FUTURES CONTRACTS COLLATERAL--2.4%[2]
$2,500,000		United States Treasury Bill, 12/20/2001	2,498,575

		TOTAL STOCKS (IDENTIFIED COST $12,132,796)	11,809,953

		BONDS--88.2%
		TREASURY AND GOVERNMENT SECURITIES--33.4%
		Federal Home Loan Mortgage Corporation--3.1%
2,845,000		7.000%, 3/15/2010	3,168,505

		Repurchase Agreement--6.5%[3]
6,786,000		Societe Generale Securities Corp., 2.120%, dated 11/30/2001, due 12/3/2001	6,786,000

		Treasury Securities--23.8%
6,935,000		United States Treasury Bond, 6.125%, 11/15/2027	7,504,849
2,407,000		United States Treasury Note, 6.000%, 8/15/2009	2,616,650
4,919,000		United States Treasury Note, 6.625%, 5/15/2007	5,484,537
8,300,000		United States Treasury Note, 7.250%, 5/15/2004	9,106,677

		TOTAL	24,712,713

		TOTAL TREASURY AND GOVERNMENT	34,667,218

		HIGH YIELD SECURITIES--3.9%
614,291		High Yield Bond Portfolio	4,054,323

		MORTGAGE-BACKED SECURITIES--25.7%
2,639,554		Federated Mortgage Core Portfolio	26,738,679

		INVESTMENT GRADE BONDS--17.0%
		Air Transportation--0.2%
265,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	241,569

		Banking--0.6%
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	99,742
470,000	[4]	Swedbank, Sub. Note, 7.500%, 11/1/2049	496,887

		TOTAL	596,629

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Cable Television--0.9%
$800,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	$910,656

		Chemicals & Plastics--0.3%
350,000	[4]	Bayer Corp., Deb., 6.500%, 10/1/2002	361,179

		Education--0.3%
300,000		Boston University, MTN, 7.625%, 7/15/2097	311,421

		Finance - Automotive--0.6%
100,000		Ford Motor Credit Corp., Unsecured Note, 7.250%, 1/15/2003	103,473
500,000		General Motors Acceptance Corp., Note, 6.000%, 2/1/2002	502,535

		TOTAL	606,008

		Financial Intermediaries--1.6%
400,000		Amvescap PLC, Sr. Note, 6.600%, 5/15/2005	415,024
250,000		Capital One Financial, Note, 7.125%, 8/1/2008	235,212
400,000		Donaldson Lufkin Jenrette, Inc., Sr. Note, 6.875%, 11/1/2005	427,720
175,000		Lehman Brothers Holdings, Inc., Bond, 6.200%, 1/15/2002	175,829
325,000		Lehman Brothers Holdings, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	349,115
100,000		Salomon, Inc., Note, 7.200%, 2/1/2004	107,263

		TOTAL	1,710,163

		Financial Services--0.2%
200,000		General Electric Capital Corp., MTN, 7.000%, 3/1/2002	202,426
		Food & Drug Retailers--1.1%
850,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/1/2008	922,377
190,000		Safeway, Inc., Note, 7.250%, 9/15/2004	203,614

		TOTAL	1,125,991

		Forest Products--0.4%
400,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	415,072

		Insurance--0.9%
250,000		AFC Capital Trust I, Company Guarantee, 8.207%, 2/3/2027	242,970
250,000		Conseco Financial Corp., Sr. Sub. Note, 10.250%, 6/1/2002	201,250
250,000		Delphi Funding LLC, Note, 9.310%, 3/25/2027	192,107
250,000		USF&G Capital II, Company Guarantee, 8.470%, 1/10/2027	254,198

		TOTAL	890,525

		Leisure & Entertainment--0.5%
400,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	419,792
125,000		Viacom, Inc., Sr. Deb., 8.250%, 8/1/2022	132,720

		TOTAL	552,512

Foreign Currency Par Amounts			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Metals & Mining--0.7%
$725,000		Barrick Gold Corp., Company Guarantee, 7.500%, 5/1/2007	$775,351

		Printing & Publishing--0.6%
200,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	216,314
350,000		Reed Elsevier, Inc., Company Guarantee, 6.750%, 8/01/2011	361,932

		TOTAL	578,246

		Real Estate--0.9%
1,000,000		SUSA Partnership LP, Deb., 7.500%, 12/1/2027	916,830

		Retailers--2.5%
660,000		Shopko Stores, Inc., Sr. Note, 8.500%, 3/15/2002	660,000
450,000		Target Corp., Note, 5.400%, 10/1/2008	448,736
1,325,000		Wal-Mart Stores, Inc., Sr. Unsecured Note, 6.875%, 8/10/2009	1,448,238

		TOTAL	2,556,974

		Sovereign--0.6%
250,000		Colombia, Government of, Note, 7.250%, 2/15/2003	257,500
305,000		Quebec, Province of, Deb., 7.500%, 9/15/2029	346,770

		TOTAL	604,270

		Supranational--0.4%
415,000		Corp Andina De Fomento, Note, 7.375%, 1/18/2011	430,384

		Technology Services--0.5%
500,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	481,000

		Telecommunications & Cellular--2.8%
300,000		BellSouth Telecommunications, Note, 6.000%, 6/15/2002	305,388
410,000		CenturyTel, Inc., Sr. Note, 8.375%, 10/15/2010	438,036
1,000,000		Qwest Capital Funding, Company Guarantee, 7.250%, 2/15/2011	1,009,140
435,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/1/2004	443,539
720,000		Telecom de Puerto Rico, Company Guarantee, 6.650%, 5/15/2006	737,791

		TOTAL	2,933,894

		Utilities--0.4%
250,000		Enersis SA, Note, 7.400%, 12/1/2016	228,580
250,000		National Rural Utilities, MTN, 5.750%, 12/1/2008	245,420

		TOTAL	474,000

		TOTAL INVESTMENT GRADE BONDS	17,675,100

		FOREIGN BONDS--8.2%
		Australian Dollar--0.3%
570,000		New South Wales, State of, 8.000%, 3/01/2008	333,217

Foreign Currency Par Amounts			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Belgian Franc--0.3%
327,741		Belgium, Government of, Bond, 6.500%, 3/31/2005	$317,111

		British Pound--0.6%
125,000		Asda Group, Note, 8.375%, 4/24/2007	201,976
92,000		United Kingdom, Government of, Bond, 6.500%, 12/7/2003	136,565
160,000		United Kingdom, Government of, Bond, 7.000%, 6/7/2002	231,689

		TOTAL	570,230

		Canadian Dollar--0.4%
387,000		Canada, Government of, Deb., 6.500%, 6/1/2004	264,122
200,000		Ontario Hydro, 9.000%, 6/24/2002	132,043

		TOTAL	396,165

		Deutsche Mark--1.2%
330,000		Germany, Government of, 4.500%, 7/4/2009	296,205
315,000		Germany, Government of, 5.000%, 7/4/2011	291,771
380,000		Germany, Government of, 5.375%, 1/4/2010	360,045
300,000		Germany, Government of, 6.000%, 1/4/2007	292,201

		TOTAL	1,240,222

		Finland Markka--0.3%
350,000		Finland, Government of, Bond, 5.750%, 2/23/2011	335,163

		Greek Drachma--0.4%
440,205		Greece, Government of, Floating Rate Note, 7.080%, 9/30/2003	408,216
33,455		Greece, Government of, Floating Rate Note, 7.080%, 10/23/2003	30,877

		TOTAL	439,093

		Irish Pound--0.4%
420,000		Ireland, Government of, 3.500%, 10/18/2005	370,017

		Italian Lira--1.2%
980,000		Italy, Government of, Bond, 4.750%, 7/1/2005	902,657
300,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/31/2049	299,349

		TOTAL	1,202,006

		Japanese Yen--2.1%
41,000,000		DSL Bank, Note, 2.600%, 7/10/2002	337,555
13,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	111,543
58,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	507,382
109,000,000		Ontario, Province of, MTN, 1.875%, 1/25/2010	946,300
32,000,000		Westpac Banking Corp. Ltd, Sr. Unsub., 0.8750%, 9/22/2003	262,251

		TOTAL	2,165,031

Foreign Currency Par Amounts			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Netherlands Guilder--0.4%
35,000		Netherlands, Government of, 5.500%, 1/15/2028	$32,638
358,823		Netherlands, Government of, 5.750%, 1/15/2004	335,577

		TOTAL	368,215

		Polish Zloty--0.4%
1,875,000		Poland, Government of, 10.000%, 6/12/2004	457,464

		Portuguese Escudo--0.0%
45,000		Portugal, Government of, 6.625%, 2/23/2007	44,494

		Spanish Peseta--0.2%
240,404		Spain, Government of, 6.150%, 1/31/2013	237,042

		TOTAL FOREIGN BONDS	8,475,470

		TOTAL BONDS (IDENTIFIED COST $91,338,197)	91,610,790

		TOTAL INVESTMENTS (IDENTIFIED COST $103,470,993)[5]	$103,420,743

1 Non-income producing security.

2 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open Index futures contracts was $2,565,000 at November 30, 2001.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

4 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2001, these securities amounted to $858,066 which represents 0.8% of net assets.

5 The cost of investments for federal tax purposes amounts to $103,591,514. The net unrealized depreciation of investments on a federal tax basis amounts to $170,771 which is comprised of $4,347,296 appreciation and $4,518,067 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($103,838,600) at November 30, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001

Assets:	;		;
Total investments in securities, at value (identified cost $103,470,993)				$103,420,743
Cash				469
Income receivable				697,953
Receivable for shares sold				142,185

TOTAL ASSETS				104,261,350

Liabilities:
Payable for daily variation margin		$10,125
Payable for shares redeemed		367,065
Accrued expenses		45,560

TOTAL LIABILITIES				422,750

Net assets for 10,103,979 shares outstanding				$103,838,600

Net Assets Consist of:
Paid in capital				$105,124,533
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts				(56,002)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts				(1,263,540)
Undistributed net investment income				33,609

TOTAL NET ASSETS				$103,838,600

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$71,667,832 ÷ 6,974,838 shares outstanding				$10.28

Select Shares:
$32,170,768 ÷ 3,129,141 shares outstanding				$10.28

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2001

Investment Income:			;		;
Dividends (net of foreign taxes withheld of $668)						$2,441,778
Interest (net of foreign taxes withheld of $1,340)						3,912,922

TOTAL INCOME						6,354,700

Expenses:
Investment adviser fee				$800,034
Administrative personnel and services fee				155,000
Custodian fees				16,914
Transfer and dividend disbursing agent fees and expenses				105,563
Directors'/Trustees' fees				1,990
Auditing fees				8,570
Legal fees				4,543
Portfolio accounting fees				76,091
Distribution services fee--Select Shares				265,913
Shareholder services fee--Institutional Shares				178,040
Shareholder services fee--Select Shares				88,638
Share registration costs				27,090
Printing and postage				31,047
Miscellaneous				2,615

TOTAL EXPENSES				1,762,048

Waivers:
Waiver of investment adviser fee		$(398,661)
Waiver of distribution services fee--Select Shares		(88,638)
Waiver of shareholder services fee--Institutional Shares		(142,432)

TOTAL WAIVERS				(629,731)

Net expenses						1,132,317

Net investment income						5,222,383

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions						(193,871)
Net realized loss on futures contracts						(1,439,492)
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	;					2,148,511

Net realized and unrealized gain on investments, foreign currency transactions and futures contracts						515,148

Change in net assets resulting from operations						$5,737,531

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	;	2001	;	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income		$5,222,383		$6,295,839
Net realized loss on investments, foreign currency transactions and futures contracts		(1,633,363)		(49,792)
Net realized gain on capital gain distributions from other investment companies		--		11,378
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		2,148,511		(1,418,503)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS		5,737,531		4,838,922

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares		(3,545,590)		(4,067,016)
Select Shares		(1,512,721)		(1,731,036)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts
Institutional Shares		(158,392)		(724,548)
Select Shares		(79,647)		(348,798)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS		(5,296,350)		(6,871,398)

Share Transactions:
Proceeds from sale of shares		32,153,315		26,369,599
Net asset value of shares issued to shareholders in payment of distributions declared		3,271,755		4,183,050
Cost of shares redeemed		(39,674,203)		(51,315,623)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS		(4,249,133)		(20,762,974)

Change in net assets		(3,807,952)		(22,795,450)

Net Assets:
Beginning of period		107,646,552		130,442,002

End of period (including undistributed net investment income of $33,609 and $1,916, respectively)		$103,838,600		$107,646,552

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2001	2000	1999	1	1998	1997
Net Asset Value, Beginning of Period	$10.24	$10.41	$11.13	$10.77	$10.56
Income From Investment Operations:
Net investment income	0.51	0.58	2	0.55	0.55	0.60
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.06	(0.13)	(0.42)	0.49	0.30

TOTAL FROM INVESTMENT OPERATIONS	0.57	0.45	0.13	1.04	0.90

Less Distributions:
Distributions from net investment income	(0.51)	(0.53)	(0.54)	(0.55)	(0.62)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.02)	(0.09)	(0.31)	(0.13)	(0.07)

TOTAL DISTRIBUTIONS	(0.53)	(0.62)	(0.85)	(0.68)	(0.69)

Net Asset Value, End of Period	$10.28	$10.24	$10.41	$11.13	$10.77

Total Return[3]	5.76%	4.49%	1.22%	10.06%	8.88%

Ratios to Average Net Assets:

Expenses	0.83%	0.80%	0.80%	0.80%	0.80%

Net investment income	5.13%	5.62%	5.21%	5.09%	5.63%

Expense waiver/reimbursement[4]	0.57%	0.52%	0.54%	0.62%	0.70%

Supplemental Data:

Net assets, end of period (000 omitted)	$71,668	$71,408	$86,919	$81,421	$71,058

Portfolio turnover	19%	35%	95%	122%	99%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2001	2000	1999	1	1998	1997
Net Asset Value, Beginning of Period	$10.24	$10.41	$11.13	$10.77	$10.56
Income From Investment Operations:
Net investment income	0.46	0.51	2	0.48	0.48	0.51
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.04	(0.13)	(0.42)	0.49	0.31

TOTAL FROM INVESTMENT OPERATIONS	0.50	0.38	0.06	0.97	0.82

Less Distributions:
Distributions from net investment income	(0.44)	(0.46)	(0.47)	(0.48)	(0.54)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.02)	(0.09)	(0.31)	(0.13)	(0.07)

TOTAL DISTRIBUTIONS	(0.46)	(0.55)	(0.78)	(0.61)	(0.61)

Net Asset Value, End of Period	$10.28	$10.24	$10.41	$11.13	$10.77

Total Return[3]	5.01%	3.76%	0.52%	9.29%	8.14%

Ratios to Average Net Assets:

Expenses	1.53%	1.50%	1.50%	1.50%	1.50%

Net investment income	4.43%	4.92%	4.50%	4.39%	4.93%

Expense waiver/reimbursement[4]	0.62%	0.57%	0.59%	0.67%	0.75%

Supplemental Data:

Net assets, end of period (000 omitted)	$32,171	$36,238	$43,523	$46,193	$36,608
Portfolio turnover	19%	35%	95%	122%	99%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 2001

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Income Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and potential for capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate share class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums/discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums/discounts on debt securities. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Gain	;	Undistributed Net Investment Income	;	Paid In Capital
$130,911		$(132,379)		$1,468

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,145,554 which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2001, the Fund had net realized losses of $1,439,492 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	;	Contracts to Receive	;	Position	;	Unrealized Depreciation
December 2001		9 S&P 500 Index Futures		Long		$(5,850)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. For the year ended November 30, 2001, there were no open foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended November 30	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,148,375	$22,078,221	1,815,435	$18,612,127
Shares issued to shareholders in payment of distributions declared	219,950	2,255,241	283,153	2,898,481
Shares redeemed	(2,368,293)	(24,391,781)	(3,476,171)	(35,628,785)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	32	$(58,319)	(1,377,583)	$(14,118,177)

Year Ended November 30	2001		2000
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	978,935	$10,075,094	757,260	$7,757,472
Shares issued to shareholders in payment of distributions declared	99,039	1,016,514	125,531	1,284,569
Shares redeemed	(1,486,755)	(15,282,422)	(1,525,319)	(15,686,838)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(408,781)	$(4,190,814)	(642,528)	$(6,644,797)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(408,749)	$(4,249,133)	(2,020,111)	$(20,762,974)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2001, were as follows:

Purchases	;	$13,594,752
Sales		$19,804,229

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2001 were $4,966,981 and $3,979,636, respectively.

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2001, the diversification of industries for non-U.S. issuers was as follows.

Industry	;	Percentage of Net Assets
Agency		0.1%
Banking		1.0
Communications Equipment		0.0
Diversified Financials		1.9
Finance		0.3
Financial Intermediaries		0.5
Food & Drug Retailers		0.2
Food Products		0.1
Forest Products		0.4
Metals & Mining		0.8
Oil & Gas		0.1
Sovereign Government		6.2
State/Provincial Government		1.2
Utilities		0.2

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $238,036 as capital gain dividends for the year ended November 30, 2001.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED MANAGED INCOME PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Income Portfolio (the "Fund") (a portfolio of the Federated Managed Allocation Portfolios) as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented ending prior to November 30, 1999 were audited by other auditors whose report dated January 8, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Managed Income Portfolio of the Federated Managed Allocation Portfolios as of November 30, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 9, 2002

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

J. CHRISTOPHER DONAHUE
President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

C. GRANT ANDERSON
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning each fund's objectives and policies, management fees, expenses, and other information.

[Logo of Federated]

Federated ManagedIncome Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Contact us at 1-800-341-7000 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Cusip 314212804
Cusip 314212705

G00873-01 (1/02)

Federated is a registered mark of Federated Investors, Inc.
2002 © Federated Investors, Inc.

[Logo of Federated]

Federated Managed Moderate Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

   ;

ANNUAL REPORT

November 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Performance For Twelve Months Ended November 30, 2001

The twelve month reporting period ended November 30, 2001 was a generally difficult one for investors in stocks. For the twelve months ended November 30, 2001, an investor in the fund's Institutional Shares had a total return of (5.17)%,1 while an investor in the fund's Select Shares had a total return of (5.89)%.1 As usual, performance among asset classes showed wide variation. Within the stock asset classes, small capitalization stocks did well, while foreign stocks2 had exceptionally poor returns. The U.S. stock markets declined during most of the reporting period reaching new lows in September 2001. Investment grade bonds, in contrast to foreign and larger capitalization stocks, rose in price.

The primary influences on the total returns of the fund were the diversified nature of the portfolio and the disciplined design of the fund. Federated Managed Moderate Growth Portfolio has, by design, the next to highest allocation to stocks of the funds in the Federated Managed Allocation Portfolio series. The lower relative returns for stocks vs. bonds during the reporting period resulted in this fund having the next to lowest total returns of the four funds. Relative to the S&P 500 Index,3 the fund had higher total returns as a result of its allocation to bonds. The diversified design of the fund also provides that the stock portion of the fund be invested in a mixture of large, small and foreign stocks. During the reporting period, the allocations to small-capitalization stocks added to relative returns while the allocations to foreign stocks reduced relative returns.

Asset Allocation as of November 30, 2001

The fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative performance.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

3 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

The fund has a below normal allocation to stocks in recognition of the risks associated with the slowing rate of economic growth in the U.S. During the reporting period, the Federal Reserve Board (the "Fed") had acted on ten occasions to reduce the federal funds target rate. Historically, this kind of aggressive action by the Fed has led to higher stock prices. However, the uncertainty regarding the U.S. economy and weakness in corporate profits have increased the risk of an overweight position in stocks.

Structure of the Bond Portfolio

Management currently has a neutral position with respect to the bond portfolio allocation. While the outlook for bonds remains constructive, there remains a risk that the short-term response of bond markets to the aggressive decreases in the federal funds target rate will be higher yields and lower prices. Within the bond categories, allocations to corporate bonds are slightly above normal as they are most likely to outperform at this stage of the economic cycle.

Structure of the Equity Portfolio

Within the equity portfolio, the large cap stocks are currently held at above their normal allocation while foreign stocks are held at below their normal weights. During the reporting period, foreign stock prices experienced steeper declines than did U.S. stocks due to slower economic growth outside the U.S. and a rise in the value of the dollar. Slowing economic growth in Europe and Japan as well as the reluctance of the European Central Bank to reduce interest rates suggest that this trend may continue.

GROWTH OF $25,000 INVESTED IN FEDERATED MANAGED MODERATE GROWTH PORTFOLIO--INSTITUTIONAL SHARES

Average Annual Total Return for the Period Ended 11/30/2001	;	;
1 Year		(5.17)%
5 Years		5.24%
Start of Performance (5/25/1994)		7.80%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Managed Moderate Growth Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2001, compared to the Standard and Poor's 500 Index (S&P 500)2 and the Managed Moderate Growth Indices Blend (MMGIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MMGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The MMGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 15% Morgan Stanley Capital International Europe Australia Far East Index, 35% Standard & Poor's 500 Index, 10% Russell 2000 Index, 35% Lehman Brothers Aggregate Bond Index, 2% Lehman Brothers High Yield Bond Index and 3% J.P. Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

GROWTH OF $10,000 INVESTED IN FEDERATED MANAGED MODERATE GROWTH PORTFOLIO--SELECT SHARES

Average Annual Total Return for the Period Ended 11/30/2001	;	;
1 Year		(5.89)%
5 Years		4.49%
Start of Performance (5/25/1994)		7.04%

The graph above illustrates the hypothetical investment of $10,0001 in Federated Managed Moderate Growth Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2001, compared to the Standard and Poor's 500 Index (S&P 500)2 and the Managed Moderate Growth Indices Blend (MMGIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MMGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The MMGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 15% Morgan Stanley Capital International Europe Australia Far East Index, 35% Standard & Poor's 500 Index, 10% Russell 2000 Index, 35% Lehman Brothers Aggregate Bond Index, 2% Lehman Brothers High Yield Bond Index and 3% J.P. Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged.

Portfolio of Investments

November 30, 2001

Shares	;	;	;	Value in U.S. Dollars
		STOCKS--57.2%
		LARGE-COMPANY STOCKS--35.4%
		Consumer Discretionary--4.1%
35,300	[1]	AOL Time Warner, Inc.		$1,231,970
8,100	[1]	Clear Channel Communications, Inc.		378,513
11,000	[1]	Comcast Corp., Class A		418,000
8,400		Costco Wholesale Corp.		343,392
7,300		Eastman Kodak Co.		220,971
18,342		Ford Motor Co.		347,397
21,500		Home Depot, Inc.		1,003,190
12,000		Knight-Ridder, Inc.		727,200
14,100		Target Corp.		529,314
13,108	[1]	Viacom, Inc., Class B		572,164
35,500		Wal-Mart Stores, Inc.		1,957,825
30,100		Walt Disney Co.		616,147

		TOTAL		8,346,083

		Consumer Staples--3.1%
20,100		Coca-Cola Co.		943,896
47,800		Dial Corp.		836,978
9,400		Gillette Co.		307,380
9,900		Kimberly-Clark Corp.		575,883
12,800		PepsiCo, Inc.		622,464
21,200		Philip Morris Cos., Inc.		1,000,004
9,700		Procter & Gamble Co.		751,362
9,800		Unilever NV, ADR		557,620
18,600		Walgreen Co.		613,800

		TOTAL		6,209,387

		Energy--2.7%
15,800		Ashland, Inc.		673,870
15,209		ChevronTexaco Corp.		1,292,917
8,430		Conoco, Inc.		230,729
48,504		Exxon Mobil Corp.		1,814,050
20,200		Royal Dutch Petroleum Co., ADR		976,468
9,200		Schlumberger Ltd.		441,692

		TOTAL		5,429,726

		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Financials--6.4%
13,400		Allstate Corp.		$458,816
15,300		American Express Co.		503,523
21,048		American International Group, Inc.		1,734,355
16,618		Bank of America Corp.		1,020,013
11,000		Bank of New York Co., Inc.		431,640
39,266		Citigroup, Inc.		1,880,841
9,100		Fannie Mae		715,260
11,729		FleetBoston Financial Corp.		431,041
17,850		J.P. Morgan Chase & Co.		673,302
6,000		Loews Corp.		340,980
12,600		Mellon Financial Corp.		471,114
11,200		Merrill Lynch & Co., Inc.		561,008
11,700		Morgan Stanley Dean Witter & Co.		649,350
7,100		PNC Financial Services Group		411,445
12,100		Post Properties, Inc.		417,813
12,000		Schwab (Charles) Corp.		172,320
22,601		U.S. Bancorp		428,967
17,700		Wachovia Corp.		547,815
12,408		Washington Mutual, Inc.		388,122
13,300		Wells Fargo & Co.		569,240

		TOTAL		12,806,965

		Healthcare--5.8%
16,300		Abbott Laboratories		896,500
9,700	[1]	Amgen Inc.		644,371
12,800		Baxter International, Inc.		665,600
16,500		Bristol-Myers Squibb Co.		887,040
6,850		Cardinal Health, Inc.		467,992
6,500	[1]	Forest Laboratories, Inc.		460,200
22,000		Johnson & Johnson		1,281,500
9,400		Lilly (Eli) & Co.		777,098
12,000		Medtronic, Inc.		567,360
17,800		Merck & Co., Inc.		1,205,950
46,425		Pfizer, Inc.		2,010,667
17,627		Pharmacia Corp.		782,639
14,500		Schering Plough Corp.		518,085
7,000		UnitedHealth Group, Inc.		500,150
1,720	[1]	Zimmer Holdings, Inc.		55,487

		TOTAL		11,720,639

		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Industrials--3.5%
9,300		Automatic Data Processing, Inc.		$515,778
9,600		Boeing Co.		336,960
5,200		Eaton Corp.		361,972
10,700		First Data Corp.		783,668
69,800		General Electric Co.		2,687,300
9,100		Honeywell International, Inc.		301,574
18,100		Tyco International Ltd.		1,064,280
13,200	[1]	US Airways Group, Inc.		98,868
12,400		Union Pacific Corp.		682,620
5,200		United Technologies Corp.		313,040

		TOTAL		7,146,060

		Information Technology--6.7%
10,000	[1]	Applied Materials, Inc.		397,400
2,340	[1]	Avaya, Inc.		26,606
6,092	[1]	Axcelis Technologies, Inc.		82,912
56,600	[1]	Cisco Systems, Inc.		1,156,904
23,000		Compaq Computer Corp.		233,450
10,700		Computer Associates International, Inc.		355,989
11,800		Corning, Inc.		111,274
24,000	[1]	Dell Computer Corp.		670,320
19,400	[1]	EMC Corp.		325,726
7,600		Electronic Data Systems Corp.		526,072
15,200		Hewlett-Packard Co.		334,248
52,900		Intel Corp.		1,727,714
14,500		International Business Machines Corp.		1,676,055
34,990		Lucent Technologies, Inc.		256,127
39,500	[1]	Microsoft Corp.		2,536,295
22,900	[1]	Motorola, Inc.		381,056
28,100		Nortel Networks Corp.		219,180
47,500	[1]	Oracle Corp.		666,425
8,800	[1]	Qualcomm, Inc.		516,736
29,800	[1]	Sun Microsystems, Inc.		424,352
16,700		Texas Instruments, Inc.		535,235
7,000	[1]	Veritas Software Corp.		272,230
6,500	[1]	Yahoo, Inc.		101,205

		TOTAL		13,533,511

		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Materials--1.0%
15,110		Du Pont (E.I.) de Nemours & Co.		$669,977
7,700		PPG Industries, Inc.		414,029
8,200		Weyerhaeuser Co.		433,370
10,300		Willamette Industries, Inc.		496,975

		TOTAL		2,014,351

		Telecommunication Services--1.9%
29,879		AT&T Corp.		522,584
10,981	[1]	AT&T Wireless Services, Inc.		153,405
7,400		Alltel Corp.		481,592
18,000		BellSouth Corp.		693,000
12,300	[1]	NEXTEL Communications, Inc., Class A		131,733
13,961		Qwest Communications International, Inc.		166,136
13,500	[1]	Sprint Corp. (PCS Group)		336,825
19,488		Verizon Communications Inc.		915,936
22,200	[1]	Worldcom, Inc.--WorldCom Group		322,788

		TOTAL		3,723,999

		Utilities--0.2%
7,500	[1]	Calpine Corp.		161,700
11,400		Reliant Energy, Inc.		291,270

		TOTAL		452,970

		TOTAL LARGE-COMPANY STOCKS		71,383,691

		SMALL-COMPANY STOCKS--4.0%
		Consumer Discretionary--0.7%
1,200	[1]	AnnTaylor Stores Corp.		32,724
1,550		Applebee's International, Inc.		51,677
1,600		Bob Evans Farms, Inc.		35,264
3,200		Callaway Golf Co.		51,040
4,500	[1]	Charming Shoppes, Inc.		22,230
2,000	[1]	Cheesecake Factory, Inc.		61,780
900	[1]	Cost Plus, Inc.		18,468
1,000	[1]	Dress Barn, Inc.		22,940
4,000	[1]	Extended Stay America, Inc.		62,800
5,700		Foot Locker, Inc.		91,998
1,400	[1]	Fossil, Inc.		30,450
4,100		Hollinger International, Inc.		44,485
1,800	[1]	Insight Enterprises, Inc.		35,730
1,900		KB HOME		63,878
1,200		Kellwood Co.		26,556
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Consumer Discretionary--continued
1,100		Kimball International, Inc., Class B		$15,631
2,600		La-Z-Boy Inc.		54,600
1,300	[1]	Lands' End, Inc.		59,735
2,600		Lennar Corp.		96,720
900		Liberty Corp.		37,530
1,400	[1]	Liberty Digital, Inc.		4,522
1,000		M.D.C. Holdings, Inc.		35,790
2,200	[1]	Mohawk Industries, Inc.		100,892
1,500	[1]	Nautica Enterprise, Inc.		19,500
1,200	[1]	Papa Johns International, Inc.		30,984
2,300		Pep Boys--Manny, Moe & Jack		38,180
5,100	[1]	PetSmart, Inc.		44,727
1,800		Pulte Homes, Inc.		70,650
2,700		Ruby Tuesday, Inc.		52,650
1,500	[1]	Scholastic Corp.		65,175
1,100		Superior Industries International, Inc.		42,955
1,800		Wellman, Inc.		24,624

		TOTAL		1,446,885

		Consumer Staples--0.1%
900		Dreyers Grand Ice Cream, Inc.		31,491
1,800		Fleming Cos., Inc.		46,620
2,800	[1]	NBTY, Inc.		32,536
1,600	[1]	Ralcorp Holdings, Inc.		32,720
2,300	[1]	Whole Foods Market, Inc.		98,693

		TOTAL		242,060

		Energy--0.1%
1,300		Cabot Oil & Gas Corp., Class A		28,717
6,800		Chesapeake Energy Corp.		43,520
3,100	[1]	Newpark Resources, Inc.		21,669
4,100	[1]	Parker Drilling Co.		12,587
2,200		Pogo Producing Co.		52,030
5,600	[1]	Pride International, Inc.		71,680

		TOTAL		230,203

		Financials--0.8%
1,500		Advanta Corp., Class A		13,575
3,800		Allied Capital Corp.		96,102
6,600	[1]	Ameritrade Holding Corp., Class A		39,336
1,200		American Capital Strategies Ltd.		33,336
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Financials--continued
2,700	[1]	Americredit Corp.		$62,370
4,200	[1]	Catellus Development Corp.		74,970
2,000		City National Corp.		87,100
2,200		Commercial Federal Corp.		55,968
1,800		Community First Bankshares, Inc.		44,172
1,800		Doral Financial Corp.		58,374
2,800		First American Corp.		49,980
3,100		Fremont General Corp.		18,321
2,600		Independence Community Bank Corp.		61,646
5,100	[1]	Knight Trading Group, Inc.		59,364
1,100		Nationwide Financial Services, Inc., Class A		42,350
1,500	[1]	Net.B@nk, Inc.		13,860
800	[1]	NextCard, Inc.		600
3,300		Pacific Century Financial Corp.		83,160
1,175		Provident Bankshares Corp.		27,166
3,724		Radian Group, Inc.		142,629
2,000		Raymond James Financial, Inc.		64,600
1,600		Riggs National Corp.		23,184
3,900		Roslyn Bancorp, Inc.		68,562
2,100	[1]	Silicon Valley Bancshares		52,983
1,200		Sterling Bancshares, Inc.		13,956
3,150		Valley National Bancorp		99,351
2,380		Washington Federal, Inc.		58,477
1,500		WestAmerica Bancorporation		58,485
1,000		Zenith National Insurance Corp.		26,700

		TOTAL		1,530,677

		Healthcare--0.6%
1,500	[1]	Aclara Biosciences, Inc.		7,575
1,700		Alpharma, Inc., Class A		40,766
1,300	[1]	Aviron		48,165
2,500		Beckman Coulter Inc.		104,750
2,500	[1]	Bio-Technology General Corp.		20,950
1,500	[1]	Cell Genesys, Inc.		34,290
2,000	[1]	Cephalon, Inc.		145,480
2,700	[1]	Coventry Health Care Inc.		56,646
3,600	[1]	Cytogen Corp.		11,952
3,500	[1]	DaVita, Inc.		79,275
2,100		Dentsply International, Inc.		97,797
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Healthcare--continued
1,200		Diagnostic Products Corp.		$52,092
1,700	[1]	Enzon, Inc.		99,637
1,300	[1]	Gene Logic, Inc.		23,855
1,300	[1]	Geron Corp.		13,078
1,100	[1]	Haemonetics Corp.		44,550
1,400	[1]	Idexx Laboratories, Inc.		40,600
2,100	[1]	Immunomedics, Inc.		49,980
2,100	[1]	Mid Atlantic Medical Services, Inc.		42,609
1,100	[1]	Neorx Corp.		5,665
4,000	[1]	Oxford Health Plans, Inc.		115,240
1,300	[1]	PSS World Medical, Inc.		12,065
3,100	[1]	Perrigo Co.		38,657
1,900	[1]	Priority HealthCare Corp., Class B		62,755
2,400	[1]	VISX, Inc.		31,680
800		West Pharmaceutical Services, Inc.		21,760

		TOTAL		1,301,869

		Industrials--0.5%
2,400		Airborne, Inc.		32,232
1,400	[1]	Albany International Corp., Class A		28,336
1,300		Arnold Industries, Inc.		28,249
1,100		Banta Corp.		31,658
1,300		Carlisle Cos., Inc.		43,628
1,300		Donaldson Company, Inc.		47,320
1,825	[1]	Dycom Industries, Inc.		29,747
1,900	[1]	eFunds Corp.		28,500
1,200	[1]	Electro Scientific Industries, Inc.		34,020
2,200		GenCorp, Inc.		28,050
2,500		HON Industries, Inc.		64,000
1,000		ITT Educational Services, Inc.		37,350
1,300		Kennametal, Inc.		51,883
1,600	[1]	Medquist, Inc.		38,528
1,000	[1]	Mercury Computer Systems, Inc.		46,160
1,700		Milacron, Inc.		23,749
2,100		Pentair, Inc.		74,382
2,200		Pittston Brink's Group		45,342
2,200	[1]	Profit Recovery Group International, Inc.		16,808
700		Rollins, Inc.		13,510
1,500		Standard Register Co.		26,400
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Industrials--continued
1,600		Teleflex, Inc.		$67,840
1,725	[1]	Tetra Tech, Inc.		43,643
2,200	[1]	Valence Technology, Inc.		8,118
1,800		Wallace Computer Services, Inc.		30,798
1,300	[1]	Yellow Corp.		31,785
1,600		York International Corp.		58,400

		TOTAL		1,010,436

		Information Technology--0.8%
400	[1]	APW Ltd.		672
2,200	[1]	Advanced Digital Information Corp.		34,430
4,600	[1]	Akamai Technologies, Inc.		26,496
1,800	[1]	American Management System, Inc		27,540
1,400	[1]	Anadigics, Inc.		23,534
2,000	[1]	Arris Group, Inc.		16,200
2,600	[1]	Aspect Communications Corp.		8,294
1,400	[1]	Aspen Technology, Inc.		18,438
2,800	[1]	Avanex Corp.		20,328
1,300	[1]	Avid Technology, Inc.		13,702
1,200	[1]	Aware, Inc.		6,108
1,500	[1]	Cerner Corp.		79,365
3,200	[1]	Cirrus Logic, Inc.		42,592
2,400	[1]	Concurrent Computer, Corp.		35,304
2,200	[1]	Credence Systems Corp.		36,498
1,300	[1]	Cymer, Inc.		30,615
3,300	[1]	DMC Stratex Networks, Inc.		23,001
2,000	[1]	ESS Technology, Inc.		37,600
1,000	[1]	F5 Networks, Inc.		22,330
1,800	[1]	Filenet Corp.		30,114
1,700	[1]	Freemarkets, Inc.		33,575
2,700	[1]	Harmonic, Inc.		32,859
1,200	[1]	Hutchinson Technology, Inc.		25,164
1,800	[1]	Hyperion Solutions, Corp.		34,452
5,300	[1]	Inktomi Corp.		26,447
1,500	[1]	Integrated Silicon Solution, Inc.		17,430
4,200	[1]	Interland, Inc.		9,660
2,800	[1]	Intersil Corp., Class A		93,548
2,100	[1]	Kulicke & Soffa Industries, Inc.		32,991
3,700	[1]	Legato Systems, Inc.		36,297
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Information Technology--continued
4,300	[1]	Liberate Technologies, Inc.		$39,345
9,800	[1]	Maxtor Corp.		57,820
2,700	[1]	Mentor Graphics Corp.		61,209
1,300	[1]	MicroStrategy, Inc.		4,472
1,600	[1]	NMS Communications Corp.		7,120
2,800	[1]	Oak Technology, Inc.		32,592
800	[1]	PRI Automation, Inc.		14,968
2,600	[1]	Pinnacle Systems, Inc.		14,352
3,400	[1]	Polycom, Inc.		117,402
1,500	[1]	Power Integrations, Inc.		34,050
900	[1]	REMEC, Inc.		9,990
4,400	[1]	SONICblue, Inc.		9,724
3,000	[1]	SeeBeyond Technology Corp.		15,390
1,300	[1]	SpeedFam-IPEC, Inc.		3,978
4,200	[1]	Sybase, Inc.		60,480
2,000	[1]	Transaction Systems Architects, Inc., Class A		24,840
1,500	[1]	Verity, Inc.		22,635
7,300	[1]	Viasystems Group, Inc.		6,205
1,182	[1]	Vishay Intertechnology, Inc.		21,725
2,100	[1]	Wave Systems Corp.		5,838
7,700	[1]	Western Digital Corp.		36,267
3,100	[1]	Wind River Systems, Inc.		53,320
1,000	[1]	WorldGate Communications, Inc.		2,210
300	[1]	Zoran Corp.		10,425

		TOTAL		1,541,941

		Materials--0.2%
4,500		AK Steel Holding Corp.		47,700
2,900	[1]	Airgas, Inc.		43,790
1,500		Aptargroup, Inc.		49,200
1,000		Carpenter Technology Corp.		25,710
200		Chesapeake Corp.		5,756
1,700		Georgia Gulf Corp.		30,362
1,400		H.B. Fuller Co.		41,818
1,800		Olin Corp.		29,736
1,700	[1]	Stillwater Mining Co.		26,775
2,300		Wausau-Mosinee Paper Corp.		23,690

		TOTAL		324,537

		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Telecommunication Services--0.0%
1,400	[1]	Leap Wireless International, Inc.		$25,158
9		WorldCom, Inc.--MCI Group		118

		TOTAL		25,276

		Utilities--0.2%
3,400		ALLETE, Inc.		80,444
800		CH Energy Group, Inc.		33,600
2,800		MDU Resources Group, Inc.		68,768
1,100		Northwest Natural Gas Co.		26,895
2,500		ONEOK, Inc.		43,000
1,700		Public Service Co. of New Mexico		44,200
1,400		Southwest Gas Corp.		28,840
1,500		Unisource Energy Corp.		25,050
2,900		Western Resources, Inc.		50,025

		TOTAL		400,822

		TOTAL SMALL-COMPANY STOCKS		8,054,706

		FOREIGN EQUITY--11.6%
		Australia--0.3%
45,226		BHP Billiton Ltd.		236,391
18,394		News Corp., Ltd.		140,725
6,000		News Corp., Ltd., ADR		184,200

		TOTAL		561,316

		Brazil--0.0%
5,000		Petroleo Brasileiro SA		101,250

		Canada--0.4%
5,800		Alcan Inc.		209,268
3,500		Barrick Gold Corp.		52,905
4,100	[1]	Inco Ltd.		66,150
5,229		Manulife Financial Corp.		144,070
8,292		Talisman Energy, Inc.		292,901

		TOTAL		765,294

		Denmark--0.2%
2,908		Carlsberg AS, Class B		118,988
3,960		Novo Nordisk, Class B		153,932
3,165	[1]	Novozymes AS, Class B		62,086
3,800		TDC AS		132,621

		TOTAL		467,627

		STOCKS--continued
		FOREIGN EQUITY--continued
		Finland--0.1%
4,300		Nokia Oyj		$100,536
4,150		UPM - Kymmene Oyj		140,338

		TOTAL		240,874

		France--1.7%
6,465		Aventis SA		451,725
12,142		Bouygues SA		418,757
2,550		Casino Guichard Perrachon		200,446
2,160		Compagnie de Saint Gobain		315,200
28,600		iShares MSCI France Index Fund		517,946
25,550	[1]	Orange SA		221,782
1,700		Pinault-Printemps-Redoute SA		223,708
1,935		Societe Generale		105,389
3,311		TotalFinaElf SA, Class B		422,654
20,500		Usinor Sacilor		257,462
2,750		Valeo SA		104,081
5,460		Vivendi Universal SA		279,524

		TOTAL		3,518,674

		Germany, Federal Republic Of--0.9%
1,575		Allianz AG Holding		372,459
1,500		DePfa Deutsche Pfandbriefbank AG		87,273
18,400		Deutsche Lufthansa AG		236,527
3,815		E.On AG		190,388
3,384		Henkel KGAA, Pfd.		194,312
25,700		iShares MSCI Germany Index Fund		372,907
3,300	[1]	SGL Carbon AG		81,530
4,368		Schering AG		236,336
8,980		ThyssenKrupp AG		125,410

		TOTAL		1,897,142

		Hong Kong--0.4%
136,000		CNOOC Ltd.		127,301
6,956	[1]	China Mobile Hong Kong Ltd., ADR		122,843
19,000		Hutchison Whampoa		174,801
74,700		MTR Corp. Ltd.		96,262
17,000		Sun Hung Kai Properties Ltd.		124,794
51,000		Wharf Holdings Ltd.		109,208

		TOTAL		755,209

		STOCKS--continued
		FOREIGN EQUITY--continued
		Italy--0.4%
45,400		Arnoldo Mondadori Editore		$291,599
24,800		Autostrade SPA		164,841
12,200		iShares MSCI Italy Index Fund		193,980
9,100		Telecom Italia SPA		77,523

		TOTAL		727,943

		Japan--2.3%
15,000		Ajinomoto Co., Inc.		152,654
6,700		Bandai Co., Ltd.		225,653
7,700		Capcom Co., Ltd.		218,090
4,500		Fuji Photo Film Co.		154,845
128,000		iShares MSCI Japan Index Fund		1,072,640
74		Japan Telecom Co., Ltd.		258,237
10,000		Marui Co.		130,985
11		Mitsubishi Tokyo Financial Group, Inc.		75,256
44,300		Nikko Cordial Corp.		233,688
1,275		Nintendo Corp., Ltd.		219,881
12,900		Nomura Securities Co., Ltd.		179,021
20,700	[1]	Sega Corp.		429,220
7,000		Seven-Eleven Japan		290,294
5,400		TDK Corp.		273,900
2,900		Takefuji, Corp.		234,175
8,800		Tokyo Electric Power Co.		202,467
45,400		Toshiba Corp.		193,803
5,600		Toyota Motor Corp.		143,159

		TOTAL		4,687,968

		Korea, Republic Of--0.1%
6,600		Korea Electric Power Corp.		119,716

		Netherlands--0.6%
9,110		ING Groep NV		238,293
15,900		iShares MSCI Netherlands Index Fund		264,417
6,251		Koninklijke (Royal) Philips Electronics NV		170,789
5,670		Unilever NV		323,036
4,900		United Services Group NV		83,179
7,850		Vendex KBB NV		74,961
7,300		Wolters Kluwer NV		158,252

		TOTAL		1,312,927

		STOCKS--continued
		FOREIGN EQUITY--continued
		Portugal--0.4%
147,221		Banco Comercial Portugues SA		$605,332
17,500	[1]	Telecel--Comunicacoes Pessoais SA		136,542

		TOTAL		741,874

		Russia--0.1%
12,150		RAO Unified Energy System, ADR		175,325

		Singapore--0.3%
48,000		City Developments Ltd.		126,326
228,000		Delgro Corporation Ltd.		308,739
20,000		Singapore Airlines Ltd.		102,651

		TOTAL		537,716

		Spain--0.7%
87		Banco Santander Central Hispano SA		742
2,550		Grupo Empresarial Ence SA		35,292
9,600		Repsol SA		135,015
11,675	[1]	Sogecable SA		288,654
21,881		Telefonica SA		295,779
39,700		Union Electrica Fenosa SA		621,290

		TOTAL		1,376,772

		Sweden--0.1%
21,485		Ericsson LM, Class B		118,824
132,000		Rotternos AB		120,023

		TOTAL		238,847

		Switzerland--0.5%
25,800		iShares MSCI Switzerland Index Fund		321,210
9,000		Novartis AG		317,002
1,385		Swiss Re		140,104
4,577		UBS AG		228,013

		TOTAL		1,006,329

		United Kingdom--2.1%
3,500	[1]	Amdocs Ltd.		115,745
18,934		Amvescap PLC		269,857
12,212		Arriva PLC		53,956
42,465		BAE Systems PLC		193,069
11,749		Diageo PLC		125,590
18,730	[1]	Eidos PLC		63,067
10,000		GlaxoSmithKline PLC		250,844
17,900		Hanson PLC		120,480
73,700		iShares MSCI United Kingdom Index Fund		1,063,491
24,831		Kingfisher PLC		141,562

Shares or Principal Amount	;	;	;	Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		United Kingdom--continued
17,700		Marks & Spencer PLC		$87,916
19,551		Misys PLC		90,561
6,012		Pearson PLC		70,862
40,915		Rank Group PLC		133,539
54,900		Rentokil Initial PLC		199,528
13,148		Royal Bank of Scotland PLC		304,512
24,600	1	Royal Bank of Scotland PLC--Additional Value Shares		27,085
28,250		Sainsbury (J) PLC		144,948
122,400		Stagecoach Group PLC		109,904
273,298		Vodafone Group PLC		701,133

		TOTAL		4,267,649

		TOTAL FOREIGN EQUITY		23,500,452

		FUTURES CONTRACTS COLLATERAL--6.2%[3]
12,500,000		United States Treasury Bill, 12/20/2001		12,492,875

		TOTAL STOCKS (IDENTIFIED COST $110,830,770)		115,431,724

		BONDS--43.8%
		TREASURY AND GOVERNMENT SECURITIES--14.3%
		Repurchase Agreement--4.7%[4]
$9,434,000		Societe Generale Securities Corp., 2.120%, dated 11/30/2001, due 12/3/2001		9,434,000

		U.S. Treasury Securities--9.6%
4,858,000		United States Treasury Bond, 6.125%, 11/15/2027		5,257,182
4,800,000		United States Treasury Bond, 8.875%, 8/15/2017		6,521,952
493,000		United States Treasury Note, 5.750%, 8/15/2003		518,744
245,000		United States Treasury Note, 6.000%, 8/15/2009		266,340
675,000		United States Treasury Note, 6.250%, 2/15/2003		707,819
5,505,000		United States Treasury Note, 6.500%, 10/15/2006		6,081,098

		TOTAL		19,353,135

		TOTAL TREASURY AND GOVERNMENT SECURITIES		28,787,135

		HIGH YIELD SECURITIES--2.4%
717,961		High Yield Bond Portfolio		4,738,544

		MORTGAGE-BACKED SECURITIES--12.8%
2,552,960		Federated Mortgage Core Portfolio		25,861,487

		INVESTMENT GRADE CORPORATE BONDS--9.5%
		Air Transportation--0.3%
695,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004		633,548

		Automotive--0.2%
300,000		Hertz Corp., Sr. Note, 7.625%, 8/15/2007		315,327
Principal Amount		;		Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Banking--0.5%
$100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008		$99,742
500,000		Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005		537,385
330,000	[2]	Swedbank, Sub. Note, 7.500%, 11/1/2049		348,878

		TOTAL		986,005

		Broadcast Radio & TV--0.3%
500,000		Clear Channel Communications, Sr. Unsecured Note, 7.650%, 9/15/2010		518,310

		Cable Television--1.1%
960,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013		1,092,787
1,020,000		Cox Communications Inc., MTN, 6.690%, 9/20/2004		1,074,529

		TOTAL		2,167,316

		Education--0.3%
500,000		Boston University, MTN, 7.625%, 7/15/2097		519,035

		Finance--Automotive--0.4%
50,000		Ford Motor Credit Co., Unsecured Note, 7.250%, 1/15/2003		51,737
300,000		Ford Motor Credit Co., Note, 6.125%, 4/28/2003		307,452
470,000		General Motors Acceptance Corp, Sr. Note, 5.750%, 11/10/2003		481,106

		TOTAL		840,295

		Financial Intermediaries--1.2%
600,000		Capital One Financial, Note, 7.125%, 8/1/2008		564,510
450,000		Donaldson Lufkin Jenrette, Inc., Sr. Note, 6.875%, 11/1/2005		481,185
300,000		Lehman Brothers Holdings, Inc., Bond, 6.200%, 1/15/2002		301,422
300,000		Lehman Brothers Holdings, Inc., Sr. Sub. Note, 7.375%, 1/15/2007		322,260
525,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009		559,760
150,000		Salomon, Inc., Note, 7.200%, 2/1/2004		160,895

		TOTAL		2,390,032

		Food & Drug Retailers--0.6%
450,000		Kroger Co., Company Guarantee, 7.250%, 6/1/2009		477,761
175,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/1/2008		189,901
540,000		Safeway, Inc., Note, 7.250%, 9/15/2004		578,691

		TOTAL		1,246,353

		Forest Products--0.2%
450,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005		466,956

		Insurance--0.3%
450,000		Conseco Financial Corp., Sr. Sub. Note, 10.250%, 6/1/2002		362,250
250,000	[2]	USF&G Capital III, Company Guarantee, 8.312%, 7/1/2046		257,505

		TOTAL		619,755

Principal Amount		;		Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Leisure & Entertainment--0.3%
$450,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004		$472,266
100,000		Viacom, Inc., Sr. Deb., 8.250%, 8/1/2022		106,176

		TOTAL		578,442

		Metals & Mining--0.3%
275,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007		294,099
250,000		Newmont Mining Corp., Deb., 8.375%, 7/1/2005		258,538

		TOTAL		552,637

		Oil & Gas--0.4%
500,000		Apache Finance Pty Ltd., Company Guarantee, Sr. Note, 7.000%, 3/15/2009		526,750
300,000		Occidental Petroleum Corp., Sr. Note, 6.750%, 11/15/2002		310,257
300,000	[2]	Yosemite Securities Trust I, Bond, 8.250%, 11/15/2004		46,500

		TOTAL		883,507

		Printing & Publishing--0.4%
360,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005		389,365
400,000		Reed Elsevier, Inc., Company Guarantee, 6.750%, 8/1/2011		413,636

		TOTAL		803,001

		Real Estate--0.0%
100,000		SUSA Partnership LP, Deb., 7.500%, 12/1/2027		91,683

		Retailers--0.4%
700,000		Wal-Mart Stores, Inc., Sr. Unsecured Note, 6.875%, 8/10/2009		765,107

		Sovereign--0.9%
535,000		Colombia, Government of, Note, 7.250%, 2/15/2003		551,050
800,000	[2]	Korea Development Bank, 7.625%, 10/01/2002		827,916
345,000		Quebec, Province of, Deb., 7.500%, 9/15/2029		392,248

		TOTAL		1,771,214

		Technology Services--0.2%
500,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028		481,000

		Telecommunications & Cellular--0.8%
800,000		BellSouth Telecommunications, Note, 6.000%, 6/15/2002		814,368
330,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/01/2004		336,478
540,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006		553,343

		TOTAL		1,704,189

		Utilities--0.4%
800,000	[2]	Israel Electric Corp. Ltd., Note, 7.95%, 5/30/2011		847,960

		TOTAL INVESTMENT GRADE CORPORATE BONDS		19,181,672

Principal Amount		;		Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--4.8%
		Australian Dollar--0.2%
$555,000		New South Wales, State of, 8.000%, 3/1/2008		$324,448

		Austrian Schilling--0.0%
100,000		Austria, Government of, Bond, 5.500%, 1/15/2010		94,368

		Belgian Franc--0.1%
218,708		Belgium, Government of, Bond, 6.500%, 3/31/2005		211,614

		British Pound--0.3%
105,000		Asda Group, Note, 8.375%, 4/24/2007		169,660
160,000		United Kingdom, Government of, Bond, 6.500%, 12/7/2003		237,504
130,000		United Kingdom, Government of, Bond, 7.000%, 6/7/2002		188,247

		TOTAL		595,411

		Canadian Dollar--0.2%
219,000		Canada, Government of, Deb., 6.500%, 6/1/2004		149,464
400,000		Ontario Hydro, 9.000%, 6/24/2002		264,087

		TOTAL		413,551

		Danish Krone--0.1%
2,114,190		Realkredit Danmark AS, 6.000%, 10/1/2019		253,950

		Finland Markka--0.1%
300,000		Finland, Government of, Bond, 5.750%, 2/23/2011		287,283

		Deutsche Mark--0.7%
410,000		Germany, Government of, 4.500%, 7/4/2009		368,012
305,000		Germany, Government of, 5.000%, 7/4/2011		282,508
380,000		Germany, Government of, 5.375%, 1/4/2010		360,045
325,000		Germany, Government of, 6.000%, 1/4/2007		316,551

		TOTAL		1,327,116

		Greek Drachma--0.2%
392,663		Greece, Government of, Floating Rate Note, 7.080%, 10/23/2003		362,405

		Irish Pound--0.1%
360,000		Ireland, Government of, 3.500%, 10/18/2005		317,158

		Italian Lira--0.7%
500,000		Italy, Government of, 6.750%, 2/1/2007		497,841
585,000		Italy, Government of, Bond, 4.750%, 7/1/2005		538,831
325,000		San Paolo-IMI SPA, Bank Guarantee, 8.126% 12/31/2049		324,295

		TOTAL		1,360,967

		Netherlands Guilder--0.3%
350,000		Netherlands, Government of, 5.500%, 1/15/2028		326,385
375,000		Netherlands, Government of, 5.750%, 1/15/2004		350,706

		TOTAL		677,091

Foreign Currency Par Amounts		;		Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Japanese Yen--1.2%
50,000,000		DSL Bank, MTN, 1.750%, 10/7/2009		$428,441
43,000,000		DSL Bank, Note, 2.600%, 7/10/2002		354,021
42,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010		360,370
52,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010		454,894
87,000,000		Ontario, Province of, MTN, 1.875%, 1/25/2010		755,304

		TOTAL		2,353,030

		Polish Zloty--0.2%
1,950,000		Poland, Government of, 10.000%, 6/12/2004		475,762

		Portuguese Escudo--0.2%
330,000		Portugal, Government of, 6.625%, 2/23/2007		326,286

		Spanish Peseta--0.2%
380,000		Spain, Government of, Bond, 6.150%, 1/31/2013		374,686

		TOTAL FOREIGN BONDS		9,755,126

		TOTAL BONDS (IDENTIFIED COST $87,626,985)		88,323,964

		TOTAL INVESTMENTS (IDENTIFIED COST $198,457,755)[5]		$203,755,688

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2001, these securities amounted to $2,328,759 which represents 1.2% of net assets.

3 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trade costs. The underlying face amount, at value, of open index futures contracts was $13,138,500 at November 30, 2001.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

5 The cost of investments for federal tax purposes amounts to $199,294,244. The net unrealized appreciation of investments on a federal tax basis amounts to $4,461,444 which is comprised of $22,546,509 appreciation and $18,085,065 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($201,805,635) at November 30, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001

Assets:	;		;
Total investments in securities, at value (identified cost $198,457,755)				$203,755,688
Cash				33,401
Cash denominated in foreign currency (identified cost $1,233)				1,234
Income receivable				956,009
Receivable for investments sold				193,301
Receivable for shares sold				228,473
Net receivable for foreign currency exchange contracts				1,142

TOTAL ASSETS				205,169,248

Liabilities:
Payable for investments purchased		$307,601
Payable for daily variation margin		135,375
Payable for shares redeemed		2,793,908
Income distribution payable		64
Accrued expenses		126,665

TOTAL LIABILITIES				3,363,613

Net assets for 18,526,261 shares outstanding				$201,805,635

Net Assets Consist of:
Paid in capital				$208,414,208
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts				4,963,580
Accumulated net realized loss on investments, foreign currency transactions and future contracts				(11,600,040)
Undistributed net investment income				27,887

TOTAL NET ASSETS				$201,805,635

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$125,741,019 ÷ 11,529,605 shares outstanding				$10.91

Select Shares:
$76,064,616 ÷ 6,996,656 shares outstanding				$10.87

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2001

Investment Income:	;		;		;
Dividends (net of foreign taxes withheld of $54,915)						$3,986,324
Interest (net of foreign taxes withheld of $494)						4,664,485

TOTAL INCOME						8,650,809

Expenses:
Investment adviser fee				$1,714,440
Administrative personnel and services fee				172,113
Custodian fees				121,771
Transfer and dividend disbursing agent fees and expenses				177,580
Directors'/Trustees' fees				5,181
Auditing fees				15,076
Legal fees				4,814
Portfolio accounting fees				71,257
Distribution services fee--Select Shares				661,549
Shareholder services fee--Institutional Shares				350,964
Shareholder services fee--Select Shares				220,516
Share registration costs				30,600
Printing and postage				50,972
Insurance premiums				1,480
Miscellaneous				5,000

TOTAL EXPENSES				3,603,313

Waivers:
Waiver of distribution services fee--Select Shares		$(220,516)
Waiver of shareholder services fee--Institutional Shares		(280,771)

Total waivers				(501,287)

Net expenses						3,102,026

Net investment income						5,548,783

Realized and Unrealized Loss on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions						(9,581,888)
Net realized loss on futures contracts						(4,648,484)
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts						(4,170,297)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts						(18,400,669)

Change in net assets resulting from operations						$(12,851,886)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	;	;	2001 ;	;	;	2000 ;
Increase (Decrease) in Net Assets
Operations:
Net investment income			$5,548,783			$7,145,109
Net realized gain (loss) on investments, foreign currency transactions and futures contracts			(14,230,372)			12,574,042
Net realized gain on capital gain distributions from other investment companies			--			21,066
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(4,170,297)			(26,003,908)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			(12,851,886)			(6,263,691)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares			(3,699,268)			(4,458,873)
Select Shares			(1,633,426)			(1,888,320)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares			(6,937,266)			(7,681,265)
Select Shares			(3,844,595)			(4,407,740)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS			(16,114,555)			(18,436,198)

Share Transactions:
Proceeds from sale of shares			55,969,048			114,123,287
Net asset value of shares issued to shareholders in payment of distributions declared			13,453,195			14,705,281
Cost of shares redeemed			(89,741,053)			(117,563,649)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS			(20,318,810)			11,264,919

Change in net assets			(49,285,251)			(13,434,970)

Net Assets:
Beginning of period			251,090,886			264,525,856

End of period (including undistributed net investment income of $27,887 and $4,495, respectively)			$201,805,635			$251,090,886

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	;	2001 ;	;	2000 ;	;	1999 [1]	;	1998 ;	;	1997 ;
Net Asset Value, Beginning of Period	;	$12.33 ;	;	$13.55 ;	;	$13.15 ;	;	$13.10 ;	;	$12.23 ;
Income From Investment Operations:
Net investment income		0.29		0.39 [2]		0.35		0.35		0.38
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts		(0.89)		(0.64)		1.00		0.92		1.19

Total from investment operations		(0.60)		(0.25)		1.35		1.27		1.57

Less Distributions:
Distributions from net investment income		(0.30)		(0.36)		(0.35)		(0.34)		(0.40)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts		(0.52)		(0.61)		(0.60)		(0.88)		(0.30)

TOTAL DISTRIBUTIONS		(0.82)		(0.97)		(0.95)		(1.22)		(0.70)

Net Asset Value, End of Period	;	$10.91 ;	;	$12.33 ;	;	$13.55 ;	;	$13.15 ;	;	$13.10 ;

Total Return[3]		(5.17)%		(2.19)%		11.00%		10.56%		13.39%

Ratios to Average Net Assets:

Expenses		1.09%		1.07%		1.06%		1.07%		1.05%

Net investment income		2.70%		2.89%		2.69%		2.67%		3.07%

Expense waiver/reimbursement[4]		0.20%		0.20%		0.20%		0.20%		0.26%

Supplemental Data:

Net assets, end of period (000 omitted)		$125,741		$161,366		$168,702		$173,514		$163,519

Portfolio turnover		36%		72%		113%		111%		136%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30		2001 ;	;	2000 ;	;	1999 [1]	;	1998 ;	;	1997 ;
Net Asset Value, Beginning of Period	;	$12.29 ;	;	$13.51 ;	;	$13.11 ;	;	$13.06 ;	;	$12.20 ;
Income From Investment Operations:
Net investment income		0.23		0.30 [2]		0.26		0.26		0.30
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts		(0.91)		(0.64)		1.00		0.92		1.18

TOTAL FROM INVESTMENT OPERATIONS		(0.68)		(0.34)		1.26		1.18		1.48

Less Distributions:
Distributions from net investment income		(0.22)		(0.27)		(0.26)		(0.25)		(0.32)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts		(0.52)		(0.61)		(0.60)		(0.88)		(0.30)

TOTAL DISTRIBUTIONS		(0.74)		(0.88)		(0.86)		(1.13)		(0.62)

Net Asset Value, End of Period	;	$10.87 ;	;	$12.29 ;	;	$13.51 ;	;	$13.11 ;	;	$13.06 ;

Total Return[3]		(5.89)%		(2.87)%		10.26%		9.80%		12.56%

Ratios to Average Net Assets:

Expenses		1.79%		1.77%		1.76%		1.77%		1.75%

Net investment income		2.00%		2.19%		1.99%		2.00%		2.37%

Expense waiver/reimbursement[4]		0.25%		0.25%		0.25%		0.25%		0.31%

Supplemental Data:

Net assets, end of period (000 omitted)		$76,065		$89,725		$95,824		$88,588		$72,746

Portfolio turnover		36%		72%		113%		111%		136%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Moderate Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation with income as a secondary objective.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums/discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums/discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Gain	;	Undistributed Net Investment Income	;	Paid In Capital
271,928		(192,697)		(79,231)

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $11,069,114, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2001, the Fund had net realized losses of $4,648,484 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	;	Contracts to Receive	;	Position	;	Unrealized Depreciation
December 2001		57 Russell 2000 Index Futures		Long		$(333,450)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2001, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	;	Contracts to Deliver/Receive	;	In Exchange for	;	Contracts at Value	;	Net Unrealized Appreciation (Depreciation)	;
Contracts Purchased:

12/3/2001		222,431 Canadian Dollar		$140,483		$141,567		$1,084

12/3/2001		79,675 Swiss Franc		48,390		48,552		162

Contracts Sold:

12/3/2001		109,806 British Pound Sterling		156,388		156,501		(113)

12/4/2001		13,480 British Pound Sterling		19,221		19,212		9

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS:								$1,142

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended November 30	;	2001			;	;	2000					;
Institutional Shares:		Shares ;	;	;	Amount ;		Shares	;	;	;	Amount	;
Shares sold		2,994,535			$34,595,112		6,403,456				$85,473,824
Shares issued to shareholders in payment of distributions declared		713,575			8,318,442		677,082				8,903,889
Shares redeemed		(5,267,410)			(60,619,303)		(6,441,376)				(85,944,580)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS		(1,559,300)			$(17,705,749)		639,162				$8,433,133

Year Ended November 30		2001			;		2000					;
Select Shares:		Shares ;		;	Amount ;		Shares	;		;	Amount	;
Shares sold		1,861,042			$21,373,936		2,158,907				$28,649,463
Shares issued to shareholders in payment of distributions declared		439,918			5,134,753		442,605				5,801,392
Shares redeemed		(2,607,136)			(29,121,750)		(2,393,307)				(31,619,069)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS		(306,176)			$(2,613,061)		208,205				$2,831,786

NET CHANGE RESULTING FROM SHARE TRANSACTIONS		(1,865,476)			$(20,318,810)		847,367				$11,264,919

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2001, were as follows:

Purchases	;	$79,163,826
Sales		$85,737,011

Sales of long-term U.S. government securities for the year ended November 30, 2001 were $4,877,928.

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2001, the diversification of industries for non-U.S. issuers was as follows.

Industry	;	Percentage of Net Assets	;	Industry	;	Percentage of Net Assets
Agency		0.1%		Household & Personal Products		0.1%
Automobiles & Components		0.1		Insurance		0.3
Banking		1.6		Materials		0.8
Capital Goods		0.3		Media		0.7
Commercial Services & Supplies		0.1		Metals & Mining		0.2
Communications Equipment		0.1		Oil & Gas		0.7
Consumer Durables & Apparel		0.6		Pharmaceuticals & Biotechnology		0.7
Diversified Financials		2.6		Real Estate		0.2
Energy		0.5		Retailing		0.3
Finance		0.2		Software & Services		0.2
Financial Intermediaries		0.2		Sovereign Government		4.1
Food & Drug Retailing		0.4		State/Provincial Government		0.5
Food, Beverage & Tobacco		0.4		Technology Hardware & Equipment		0.4
Food Products		0.3		Telecommunication Services		1.3
Forest Products		0.2		Transportation		0.5
Hotels, Restaurants & Leisure		0.1		Utilities		0.7

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $10,781,861 as capital gain dividends for the year ended November 30, 2001.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED MANAGED MODERATE GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Moderate Growth Portfolio (the "Fund") (a portfolio of the Federated Managed Allocation Portfolios) as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented ending prior to November 30, 1999 were audited by other auditors whose report dated January 8, 1999, expressed an unqualified opinion of those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Managed Moderate Growth Portfolio as of November 30, 2001, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 9, 2002

Trustees

Officers

John F. Donahue	John F. Donahue
Thomas G. Bigley	Chairman
John T. Conroy, JR.	J. Christopher Donahue
Nicholas P. Constanktakis	President
John F. Cunningham	Edward C. Gonzales
J. Christopher Donahue	Executive Vice President
Lawrence D. Ellis, M.D.	John W. McGonigle
Peter E. Madden	Executive Vice President and Secretary
Charles F. Mansfield, JR.	Richard B. Fisher
John E. Murray, JR., J.D., S.J.D.	Vice President
Marjorie P. Smuts	Richard J. Thomas
John S. Walsh	Treasurer
C. Grant Anderson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning each fund's objectives and policies, management fees, expenses, and other information.

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Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Cusip 314212606
Cusip 314212507

G00871-01 (1/02)

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2002 ©Federated Investors, Inc.